UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Georgia Municipal Income Fund

Class A ETGAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETGAX-TSR-SAR

Eaton Vance Georgia Municipal Income Fund

Class C ECGAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECGAX-TSR-SAR

Eaton Vance Georgia Municipal Income Fund

Class I EIGAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIGAX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class A ETMDX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETMDX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class C ECMDX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECMDX-TSR-SAR

Eaton Vance Maryland Municipal Income Fund

Class I EIMDX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIMDX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class A ETMOX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETMOX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class C ECMOX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECMOX-TSR-SAR

Eaton Vance Missouri Municipal Income Fund

Class I EIMOX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIMOX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class A ETNCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETNCX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class C ECNCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECNCX-TSR-SAR

Eaton Vance North Carolina Municipal Income Fund

Class I EINCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EINCX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class A ETORX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETORX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class C ECORX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECORX-TSR-SAR

Eaton Vance Oregon Municipal Income Fund

Class I EIORX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EIORX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class A EASCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EASCX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class C ECSCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECSCX-TSR-SAR

Eaton Vance South Carolina Municipal Income Fund

Class I EISCX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EISCX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class A ETVAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ETVAX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class C ECVAX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

ECVAX-TSR-SAR

Eaton Vance Virginia Municipal Income Fund

Class I EVAIX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2026

EVAIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
February 28, 2026

Georgia    •     Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2026
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
Housing — 0.8%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$990	$ 1,075,344
Total Tax-Exempt Mortgage-Backed Securities (identified cost $990,000)		$ 1,075,344

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Education — 5.5%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,008,939
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	1,052,676
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	658,617
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,934,708
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/39	2,290	2,707,716
Public Finance Authority, WI, (Cherokee Classical Academy), 6.00%, 6/15/35(1)	200	211,167
		$ 7,573,823
Electric Utilities — 1.4%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$445	$ 460,040
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,513,251
		$ 1,973,291
Escrowed/Prerefunded — 2.0%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,572,015
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	858,205
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	295	314,030
		$ 2,744,250
Security	Principal Amount (000's omitted)	Value
General Obligations — 11.7%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$625	$ 728,805
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,142,575
Bryan County School District, GA:
4.00%, 8/1/33	500	502,841
4.00%, 8/1/34	435	437,330
Charlton County School District, GA, 6.00%, 4/1/40	450	553,356
Dalton, GA, 5.00%, 2/1/48	1,735	1,765,441
Douglas County School District, GA, 5.00%, 4/1/36	825	1,003,468
Greene County School District, GA, 4.00%, 6/1/48	1,610	1,566,787
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,124,536
Jackson County School District, GA, 5.00%, 3/1/36	1,000	1,187,736
Miller County School District, GA:
5.00%, 2/1/41	350	400,473
5.00%, 2/1/42	300	339,559
5.00%, 2/1/43	315	352,331
5.00%, 2/1/46	250	269,826
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	420	418,740
Puerto Rico:
0.00%, 7/1/33	750	555,332
5.625%, 7/1/29	1,500	1,602,804
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,082,341
Valdosta Board of Education, GA, 5.00%, 2/1/35	1,000	1,155,928
		$ 16,190,209
Hospital — 9.8%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	$1,320	$ 1,240,088
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,475,875
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,615	1,644,487
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,512,660
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,273,719
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,856,343
5.00%, 10/15/34	1,000	1,170,678
5.00%, 2/15/37	1,000	1,019,183
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	248,348
4.00%, 8/1/38	500	491,535

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System): (continued)
5.00%, 8/1/28	$620	$ 620,767
		$ 13,553,683
Housing — 8.9%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 1,018,691
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	828,443
5.00%, 7/15/43	1,315	1,436,224
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,950	1,996,513
Douglas County Housing Authority, GA, (Durelee Lane Senior Residences), (FNMA), 5.10%, 2/1/44	1,000	1,093,725
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,738,081
3.65%, 6/1/44	1,485	1,408,952
4.45%, 12/1/44	1,000	1,013,914
(FHLMC), (FNMA), (GNMA), 4.85%, 12/1/40	250	265,249
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,567,114
		$ 12,366,906
Industrial Development Revenue — 5.8%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,104,551
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.05%, 7/1/49(2)	2,200	2,200,000
2.20%, 10/1/32	750	688,710
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	991,128
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,007,031
		$ 7,991,420
Insured - Electric Utilities — 4.1%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AG), 5.00%, 7/1/37	$1,470	$ 1,637,099
(AG), 5.00%, 7/1/48	125	130,303
(AG), 5.00%, 7/1/55	1,000	1,027,392
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/43	$150	$ 167,122
Municipal Gas Authority of Georgia, GA, (Mid-State Energy Commission), (BAM), 5.00%, 9/1/43	1,150	1,255,352
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	998,241
(NPFG), 5.25%, 7/1/34	420	430,269
		$ 5,645,778
Insured - General Obligations — 0.8%
Coweta County, GA, Water and Sewerage Authority, (AG), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,142,859
		$ 1,142,859
Insured - Hospital — 0.8%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$1,000	$ 1,051,011
		$ 1,051,011
Insured - Lease Revenue/Certificates of Participation — 2.0%
Dacula Urban Redevelopment Agency, GA, (AG), 5.00%, 2/1/42	$1,175	$ 1,305,163
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,492	1,539,194
		$ 2,844,357
Insured - Water and Sewer — 3.0%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,148,197
Augusta, GA, Water and Sewer Revenue, (BAM), 5.00%, 10/1/40	375	420,978
Braselton, GA, Water and Sewerage Revenue:
(BAM), 5.00%, 7/1/36	275	323,290
(BAM), 5.00%, 7/1/38	40	46,227
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32	1,590	1,617,422
Springfield, GA, Water and Sewer Fund:
(AG), 5.00%, 9/1/44	250	274,160
(AG), 5.00%, 9/1/47	250	266,219
		$ 4,096,493
Lease Revenue/Certificates of Participation — 0.5%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 518,094

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Sandy Springs Public Facilities Authority, GA, 2.00%, 5/1/35	$250	$ 228,351
		$ 746,445
Other Revenue — 4.3%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 482,422
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,141,298
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,073,882
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,192,044
		$ 5,889,646
Senior Living/Life Care — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 300,107
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	506,632
		$ 806,739
Special Tax Revenue — 5.9%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$180	$ 194,943
5.00%, 9/1/38(1)	200	207,297
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	690	691,701
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,563,688
5.50%, 4/1/39(1)	500	524,189
Cobb-Marietta Coliseum and Exhibit Hall Authority, GA, (Cobb Galleria Center), 5.50%, 10/1/50	225	247,856
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	880	1,000,548
Green Bonds, 5.00%, 7/1/45	1,600	1,737,141
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,963,057
		$ 8,130,420
Transportation — 12.7%
Atlanta, GA, Airport Customer Facility Charge:
5.25%, 7/1/45	$1,000	$ 1,095,913
5.50%, 7/1/50	500	545,458
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	1,940	1,980,334
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Airport Revenue: (continued)
(AMT), 4.00%, 7/1/40	$3,000	$ 3,012,031
(AMT), 5.25%, 7/1/42	1,420	1,582,933
Green Bonds, (AMT), 5.25%, 7/1/42	1,000	1,114,741
Georgia Ports Authority, 4.00%, 7/1/47	3,455	3,383,958
Georgia Road and Tollway Authority, 5.00%, 7/15/45	1,000	1,105,683
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	1,000	1,048,411
(AMT), 6.50%, 6/30/60	1,500	1,670,647
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43	1,000	1,095,779
		$ 17,635,888
Water and Sewer — 13.6%
Cartersville, GA, Water and Sewer Revenue:
4.125%, 6/1/46	$685	$ 687,427
5.00%, 6/1/51	335	355,384
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,199,333
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,063,902
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	1,000	1,142,667
5.00%, 10/1/45	2,600	2,783,658
5.00%, 10/1/48	1,000	1,068,708
5.00%, 10/1/50	1,520	1,610,302
Douglasville Douglas County Water and Sewer Authority, GA, 5.00%, 6/1/48	1,000	1,067,337
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,500,856
Gainesville, GA, Water and Sewerage Revenue, 4.125%, 11/15/46	2,000	2,014,760
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,867,448
Macon Water Authority, GA, 1.91%, 10/1/38(3)	390	390,000
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	989,512
5.25%, 2/1/47	1,000	1,072,062
		$ 18,813,356
Total Tax-Exempt Municipal Obligations (identified cost $125,858,440)		$129,196,574

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 3.75%, 9/1/52(3)	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 0.3%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 507,534
		$ 507,534
Insured - General Obligations — 1.3%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,756,763
		$ 1,756,763
Total Taxable Municipal Obligations (identified cost $3,718,468)		$ 3,764,297

Short-Term Investments — 1.3%
Money Market Fund — 0.6%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(4)	803,043	$ 803,123
Total Money Market Fund (identified cost $803,123)		$ 803,123

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 3/5/26	$1,000	$ 999,696
Total U.S. Treasury Obligations (identified cost $999,604)		$ 999,696
Total Short-Term Investments (identified cost $1,802,727)		$ 1,802,819
Total Investments — 98.2% (identified cost $132,369,635)		$135,839,034
Other Assets, Less Liabilities — 1.8%		$ 2,441,957
Net Assets — 100.0%		$138,280,991
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $6,061,098 or 4.4% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(4)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 6.2% of total investments.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 848,820
		$ 848,820
Education — 7.9%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$570	$ 576,364
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	534,160
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	1,025,879
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,105,901
University System of Maryland:
4.00%, 4/1/34	1,000	1,009,409
4.375%, 4/1/51	1,915	1,893,059
		$ 7,144,772
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 537,002
		$ 537,002
General Obligations — 21.0%
Anne Arundel County, MD:
4.00%, 10/1/52	$960	$ 933,994
5.00%, 10/1/36	1,185	1,413,176
5.00%, 10/1/46	795	826,045
Baltimore County, MD:
4.00%, 3/1/40	1,030	1,063,387
5.00%, 3/1/44	1,000	1,114,150
Carroll County, MD, 4.00%, 11/1/42	260	269,238
Cecil County, MD, 4.50%, 8/1/53	865	875,218
Howard County, MD:
2.00%, 8/15/34	525	476,216
2.00%, 8/15/35	1,000	888,031
4.00%, 8/15/43	5	5,126
Maryland:
3.00%, 8/1/31	1,380	1,385,993
4.00%, 3/15/35	530	557,422
Montgomery County, MD:
2.00%, 8/1/39	1,995	1,618,060
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD: (continued)
4.00%, 8/1/40	$35	$ 36,190
Prince George's County, MD:
3.00%, 9/15/33	160	160,687
5.00%, 8/1/41	950	1,081,726
5.00%, 8/1/42	310	353,682
Puerto Rico:
0.00%, 7/1/33	750	555,332
5.625%, 7/1/29	1,000	1,068,536
Talbot County, MD, 5.00%, 1/1/37	1,380	1,549,637
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,129,382
Green Bonds, 3.00%, 6/1/42	1,700	1,535,281
Green Bonds, 4.00%, 6/1/45	140	141,002
		$ 19,037,511
Hospital — 13.4%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$800	$ 817,423
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	1,565	1,607,825
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	550	664,533
5.00%, 5/15/40	120	144,726
(LOC: TD Bank, N.A.), 1.85%, 6/1/48(1)	1,200	1,200,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.25%, 8/15/51	1,000	1,058,473
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,425	2,199,804
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System):
5.00%, 7/1/29	1,000	1,001,309
(LOC: TD Bank, N.A.), 1.85%, 7/1/41(1)	500	500,000
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	302,352
Montgomery County, MD, (Trinity Health Corp.), 4.00%, 12/1/44	2,000	1,946,686
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	780	727,183
		$ 12,170,314

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 11.7%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,024,011
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	891,789
Social Bonds, 1.65%, 9/1/29	595	564,919
Social Bonds, 1.80%, 9/1/30	415	391,749
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	900	910,832
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	750	772,815
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	470	502,218
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,011,849
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	1,002,339
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	820	835,875
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	872,065
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	538,360
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,723
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	60	56,978
2.00%, 1/1/32	100	93,959
2.05%, 7/1/32	100	93,653
2.10%, 1/1/33	60	56,547
2.125%, 7/1/33	5	4,690
		$ 10,625,371
Industrial Development Revenue — 2.6%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 772,674
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(2)	1,500	1,624,754
		$ 2,397,428
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 1.0%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$895	$ 911,303
		$ 911,303
Insured - Hospital — 4.6%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$2,935	$ 3,366,472
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc.), (AG), 5.00%, 7/1/44	165	178,131
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AG), 4.00%, 7/1/48	695	656,255
		$ 4,200,858
Insured - Special Tax Revenue — 1.1%
Anne Arundel County, MD, (Watershed at Laurel):
(AG), 5.00%, 7/1/33	$100	$ 113,651
(AG), 5.00%, 7/1/34	120	137,811
(AG), 5.00%, 7/1/35	35	39,864
(AG), 5.00%, 7/1/36	175	197,546
(AG), 5.00%, 7/1/40	430	477,910
		$ 966,782
Insured - Transportation — 3.5%
Maryland Department of Transportation:
(AG), (AMT), 5.25%, 8/1/40	$1,000	$ 1,131,341
(AG), (AMT), 5.25%, 8/1/44	1,000	1,092,301
(AG), (AMT), 5.25%, 8/1/49	910	960,668
		$ 3,184,310
Lease Revenue/Certificates of Participation — 5.0%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,210	$ 2,246,730
5.00%, 5/1/50	995	1,087,030
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	467,665
4.00%, 6/1/52	800	734,159
		$ 4,535,584
Senior Living/Life Care — 3.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 944,557
Howard County, MD, (Vantage House), 5.00%, 4/1/26	295	295,300

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	$500	$ 500,338
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,012,720
		$ 2,752,915
Solid Waste — 1.4%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,050	$ 1,241,895
		$ 1,241,895
Special Tax Revenue — 5.9%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)	$150	$ 162,452
5.00%, 9/1/38(2)	200	207,297
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	400	435,504
5.00%, 2/15/39	395	427,988
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,069,866
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	625	604,247
Green Bonds, 5.25%, 7/15/59	1,500	1,576,533
Sustainability Bonds, 5.25%, 7/15/53	800	840,673
		$ 5,324,560
Transportation — 8.7%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,560	$ 1,553,974
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	125	126,000
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	522,300
Maryland Transportation Authority, 5.00%, 7/1/51	1,500	1,563,227
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,061,364
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39	860	978,684
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,034,120
		$ 7,839,669
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.7%
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	$1,500	$ 1,502,491
		$ 1,502,491
Total Tax-Exempt Municipal Obligations (identified cost $83,923,134)		$ 85,221,585

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(3)	$275	$ 284,083
		$ 284,083
Hospital — 0.9%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 814,342
		$ 814,342
Housing — 3.0%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 3.75%, 9/1/33(4)	$445	$ 445,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.72%, 7/1/45(4)	2,250	2,250,000
		$ 2,695,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 273,321
2.593%, 8/1/27	260	254,910
		$ 528,231
Total Taxable Municipal Obligations (identified cost $4,509,647)		$ 4,321,656

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(5)	371,217	$ 371,254
Total Short-Term Investments (identified cost $371,254)		$ 371,254
Total Investments — 99.2% (identified cost $88,804,035)		$ 89,914,495
Other Assets, Less Liabilities — 0.8%		$ 705,554
Net Assets — 100.0%		$ 90,620,049
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $1,994,503 or 2.2% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(5)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.8% to 5.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,018,616
Total Corporate Bonds (identified cost $992,470)		$ 1,018,616

Tax-Exempt Municipal Obligations — 99.4%
Security	Principal Amount (000's omitted)	Value
Education — 7.5%
Missouri Health and Educational Facilities Authority, (Saint Louis University), (LOC: Barclays Bank PLC), 1.87%, 10/1/35(1)	$3,645	$ 3,645,000
Missouri Health and Educational Facilities Authority, (Washington University):
(SPA: JPMorgan Chase Bank, N.A.), 1.90%, 3/1/40(1)	3,400	3,400,000
(SPA: U.S. Bank, N.A.), 1.90%, 3/1/40(1)	200	200,000
		$ 7,245,000
Electric Utilities — 1.9%
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	$1,095	$ 1,239,733
Green Bonds, 5.25%, 12/1/40	500	563,296
		$ 1,803,029
General Obligations — 27.2%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$340	$ 355,060
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,445,095
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,785	1,829,737
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,884,862
Jackson County Reorganized School District No. 7, MO, 6.00%, 3/1/42	1,000	1,188,125
Jefferson City School District, MO:
5.00%, 3/1/37	1,050	1,212,301
5.50%, 3/1/43	1,550	1,709,210
Kansas City School District, MO, 4.25%, 3/1/41	490	527,351
Kansas City, MO, 3.125%, 2/1/39	540	522,847
Lindbergh School District, MO, 5.75%, 3/1/41	1,000	1,185,645
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	$1,000	$ 936,498
Park Hill School District of Platte County, MO, 6.00%, 3/1/34	745	935,738
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,271,160
Puerto Rico:
5.625%, 7/1/29	250	267,134
5.75%, 7/1/31	750	833,421
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,062,332
Springfield School District No. R-12, MO:
2.25%, 3/1/40	1,455	1,184,204
5.50%, 3/1/42	250	290,188
5.50%, 3/1/44	200	228,004
St. Charles School District, MO, 5.00%, 3/1/45	725	773,256
St. Louis County School District C-2 Parkway, MO:
4.00%, 3/1/41	1,125	1,156,164
5.25%, 3/1/37	975	1,149,156
5.25%, 3/1/39	1,000	1,162,740
Troy Reorganized School District No. 3 Lincoln County, MO, 5.00%, 3/1/39(2)	1,100	1,197,964
University City School District, MO:
0.00%, 2/15/32	355	297,859
0.00%, 2/15/33	1,000	809,056
5.25%, 2/15/44	775	832,015
		$ 26,247,122
Hospital — 11.4%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 494,929
4.00%, 2/15/44	200	191,200
5.00%, 2/15/41	1,000	1,070,171
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	175	170,531
4.00%, 4/1/45	675	648,900
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	933,575
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	921,828
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,907,748
5.00%, 11/15/37	1,125	1,181,155
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,490	2,220,012

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Mercy Health): (continued)
5.50%, 12/1/48	$1,200	$ 1,291,596
		$ 11,031,645
Housing — 4.6%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 724,050
3.00%, 11/1/37	975	934,407
3.00%, 11/1/39	580	539,916
3.00%, 11/1/44	195	173,295
3.30%, 12/1/47	313	300,749
3.40%, 11/1/46	810	785,603
4.15%, 11/1/38	270	278,898
4.45%, 11/1/44	240	242,933
4.60%, 11/1/49	430	430,657
		$ 4,410,508
Industrial Development Revenue — 1.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,510	$ 1,613,668
		$ 1,613,668
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 967,683
(NPFG), 5.25%, 7/1/34	215	220,257
		$ 1,187,940
Insured - General Obligations — 2.5%
Kansas City School District, MO, (AG), 4.00%, 3/1/45	$375	$ 373,593
Mineral Area Community College District, MO, (AG), 5.00%, 3/1/44	775	814,651
St. Louis Board of Education, MO, (AG), 4.00%, 4/1/43	675	688,729
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	495	533,941
		$ 2,410,914
Insured - Lease Revenue/Certificates of Participation — 5.2%
Jefferson County School District No. R-VI Festus, MO:
(BAM), 4.625%, 4/1/43	$500	$ 525,578
(BAM), 4.75%, 4/1/45	15	15,650
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,163,659
(AMBAC), 0.00%, 4/15/30	2,105	1,886,982
Missouri Development Finance Board, (City of Independence - Public Safety), (AG), 5.50%, 12/1/42	390	440,204
		$ 5,032,073
Insured - Special Tax Revenue — 2.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AG), 5.25%, 7/1/28	$2,355	$ 2,511,364
		$ 2,511,364
Insured - Transportation — 4.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 4.00%, 3/1/50	$2,000	$ 1,814,370
St. Louis, MO, (Lambert International Airport):
(AG), 5.00%, 7/1/44	1,250	1,352,531
(NPFG), 5.50%, 7/1/30	1,000	1,132,831
		$ 4,299,732
Lease Revenue/Certificates of Participation — 8.2%
Jackson County Reorganized School District No. 7, MO:
5.00%, 5/1/33	$565	$ 651,269
5.00%, 5/1/34	550	640,811
5.00%, 5/1/35	375	440,445
5.00%, 5/1/36	275	321,346
Sikeston, MO, 5.00%, 9/1/46(2)	2,000	2,057,501
St. Charles County Public Water Supply District No. 2, MO:
5.00%, 12/1/32(2)	1,000	1,146,536
5.00%, 12/1/47	925	978,650
St. Louis County, MO, 2.00%, 12/1/35	500	436,788
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	1,170	1,249,585
		$ 7,922,931
Other Revenue — 3.1%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 1.95%, 12/1/37(1)	$3,000	$ 3,000,000
		$ 3,000,000

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 5.7%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 500,184
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,367,453
5.25%, 2/1/48	375	382,248
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	508,821
5.00%, 9/1/38	250	256,550
5.125%, 9/1/48	1,000	1,003,178
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	500,270
5.125%, 12/1/45	950	949,962
		$ 5,468,666
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$250	$ 270,754
5.00%, 9/1/38(3)	200	207,297
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,329,971
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	15	15,289
		$ 1,823,311
Transportation — 2.8%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,280,620
(AMT), 5.00%, 3/1/46	1,440	1,460,714
		$ 2,741,334
Water and Sewer — 7.5%
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	$1,935	$ 2,043,072
5.00%, 12/1/49	330	351,265
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/36(2)	1,000	1,203,040
5.00%, 5/1/41(2)	2,200	2,529,774
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	$1,000	$ 1,130,545
		$ 7,257,696
Total Tax-Exempt Municipal Obligations (identified cost $93,972,906)		$ 96,006,933

Taxable Municipal Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.9%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$1,740	$ 1,853,856
		$ 1,853,856
General Obligations — 1.1%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 1,019,270
		$ 1,019,270
Total Taxable Municipal Obligations (identified cost $2,796,435)		$ 2,873,126

Short-Term Investments — 2.4%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(5)	2,294,427	$ 2,294,656
Total Short-Term Investments (identified cost $2,294,656)		$ 2,294,656
Total Investments — 105.8% (identified cost $100,056,467)		$102,193,331
Other Assets, Less Liabilities — (5.8)%		$ (5,645,124)
Net Assets — 100.0%		$ 96,548,207

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $478,051 or 0.5% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(5)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 7.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	$965	$ 996,112
Total Tax-Exempt Mortgage-Backed Securities (identified cost $965,000)		$ 996,112

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Education — 9.1%
East Carolina University, NC, 3.25%, 10/1/37	$60	$ 59,999
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	3,730	3,919,034
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,215	1,220,108
5.00%, 7/1/42	1,925	1,945,037
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	800	812,193
North Carolina Central University, 3.00%, 10/1/34	150	149,133
North Carolina Educational Facilities Finance Agency, (Duke University), 1.70%, 6/1/27(1)	980	980,000
University of North Carolina at Chapel Hill:
5.00%, 12/1/50	3,790	4,056,650
5.00%, 12/1/55	3,225	3,424,591
University of North Carolina at Charlotte, 5.00%, 10/1/47	4,700	4,785,319
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	920,404
University of North Carolina at Wilmington, 3.00%, 4/1/46	230	188,842
Western Carolina University, NC:
4.00%, 4/1/50	245	234,496
5.00%, 10/1/36	940	978,881
		$ 23,674,687
Electric Utilities — 3.5%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$1,605	$ 1,624,330
5.00%, 3/1/46	2,535	2,699,260
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	$4,600	$ 4,808,101
5.00%, 12/1/46	110	116,965
		$ 9,248,656
Escrowed/Prerefunded — 0.4%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,044,213
		$ 1,044,213
General Obligations — 5.0%
Brunswick County, NC, 4.00%, 8/1/37	$20	$ 21,203
Burlington, NC, 5.00%, 8/1/35	245	296,918
Concord, NC, 4.00%, 9/1/41	1,050	1,104,622
Huntersville, NC:
4.00%, 12/1/41	865	916,475
4.00%, 12/1/42	1,275	1,330,435
4.00%, 12/1/43	1,220	1,257,238
4.00%, 12/1/44	830	844,109
Johnston County, NC:
4.00%, 2/1/40	200	209,806
4.00%, 2/1/41	1,075	1,127,011
Lee County, NC:
4.00%, 10/1/38	370	388,721
4.00%, 10/1/39	405	423,776
4.00%, 10/1/43	615	624,248
Puerto Rico:
5.625%, 7/1/29	1,000	1,068,536
5.75%, 7/1/31	750	833,421
Wake County, NC, 2.50%, 11/1/37	180	166,821
Wake Forest, NC:
4.00%, 9/1/39	70	74,374
4.00%, 9/1/40	315	333,906
4.00%, 9/1/41	40	42,323
4.00%, 9/1/42	945	985,112
4.00%, 9/1/43	905	931,986
		$ 12,981,041
Hospital — 16.5%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
(SPA: JPMorgan Chase Bank, N.A.), 1.90%, 1/15/48(2)	$830	$ 830,000
(SPA: JPMorgan Chase Bank, N.A.), 1.90%, 1/15/48(2)	4,390	4,390,000

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 1.90%, 1/15/37(2)	$3,000	$ 3,000,000
(SPA: JPMorgan Chase Bank, N.A.), 1.90%, 1/15/38(2)	2,000	2,000,000
Nash Health Care Systems, NC, 5.50%, 2/1/44	940	1,039,658
North Carolina Medical Care Commission, (Duke University Health System):
5.00%, 6/1/41	2,000	2,234,541
(SPA: Royal Bank of Canada), 1.85%, 6/1/55(2)	4,000	4,000,000
North Carolina Medical Care Commission, (FirstHealth of The Carolinas), (LOC: Truist Bank), 1.95%, 10/1/39(2)	3,000	3,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/49	2,595	2,390,419
(SPA: JPMorgan Chase Bank, N.A.), 1.85%, 11/1/34(1)	3,400	3,400,000
(SPA: JPMorgan Chase Bank, N.A.), 2.00%, 11/1/34(1)	3,000	3,000,000
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,500	2,691,792
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	6,800	7,693,824
(SPA: TD Bank, N.A.), 1.90%, 2/15/31(2)	3,340	3,340,000
		$ 43,010,234
Housing — 6.4%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$480	$ 480,267
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,090	1,044,310
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	1,045	903,682
(FHLMC), (FNMA), (GNMA), 2.45%, 7/1/34	350	322,793
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,500,540
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,815	1,819,253
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,240	2,286,939
(FHLMC), (FNMA), (GNMA), 4.15%, 7/1/40	975	999,501
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	575	586,803
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 1.90%, 7/1/49(2)	2,060	2,060,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,555	1,570,253
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,057,890
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	$245	$ 255,005
Wilmington Housing Authority, NC, (Brand Avenue Flats LLC), 2.95% to 5/1/28 (Put Date), 5/1/44	1,775	1,784,654
		$ 16,671,890
Industrial Development Revenue — 0.6%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	$1,500	$ 1,501,165
		$ 1,501,165
Insured - Education — 0.0%†
University of North Carolina, (AG), 5.00%, 10/1/33	$35	$ 35,029
		$ 35,029
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,367,642
		$ 1,367,642
Insured - Transportation — 5.6%
Greater Asheville Regional Airport Authority, NC:
(AG), (AMT), 5.00%, 7/1/27	$220	$ 226,444
(AG), (AMT), 5.00%, 7/1/29	1,000	1,072,175
(AG), (AMT), 5.25%, 7/1/48	2,400	2,492,016
(AG), (AMT), 5.50%, 7/1/47	1,960	2,070,576
(AG), (AMT), 5.50%, 7/1/52	1,520	1,586,709
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	6,470	4,892,561
(AG), 5.00%, 1/1/39	1,175	1,190,648
(AG), 5.00%, 1/1/58	970	992,615
		$ 14,523,744
Lease Revenue/Certificates of Participation — 13.6%
Ashe County, NC, 5.00%, 6/1/42	$250	$ 277,593
Cabarrus County, NC:
5.00%, 8/1/36	2,305	2,727,480
5.00%, 8/1/37	915	1,072,232
5.00%, 8/1/42	2,190	2,458,077
Charlotte, NC, Certificates of Participation:
2.00%, 12/1/37	1,390	1,176,339
3.00%, 6/1/36	675	673,022
4.00%, 12/1/37	1,185	1,216,949

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Dare County, NC:
5.00%, 6/1/33	$275	$ 323,461
5.00%, 6/1/34	50	59,602
Henderson County, NC:
4.00%, 10/1/43	175	178,211
4.00%, 6/1/44	415	418,620
4.00%, 6/1/45	160	160,131
4.125%, 10/1/44	20	20,454
4.125%, 6/1/46	125	125,450
5.00%, 10/1/37	595	702,070
5.00%, 6/1/41	200	230,219
5.00%, 10/1/41	575	658,088
5.00%, 6/1/42	245	279,575
5.00%, 6/1/43	225	254,053
Mooresville, NC:
5.00%, 10/1/43	1,275	1,428,429
5.00%, 10/1/45	530	579,898
Onslow County, NC:
5.00%, 12/1/32	450	523,574
5.00%, 12/1/33	675	797,499
5.00%, 12/1/34	625	744,226
5.00%, 12/1/35	140	165,859
5.00%, 12/1/36	300	352,260
Orange County, NC, 5.00%, 10/1/42	780	886,755
Raleigh, NC:
5.00%, 10/1/36	200	238,323
5.00%, 10/1/37	395	466,807
5.00%, 10/1/37(3)	1,040	1,245,572
5.00%, 10/1/38	500	585,377
5.00%, 10/1/41(3)	900	1,044,655
5.00%, 10/1/42(3)	750	862,819
5.00%, 10/1/43(3)	960	1,091,601
5.00%, 10/1/44(3)	775	871,762
5.00%, 10/1/45(3)	750	832,654
5.00%, 10/1/46(3)	675	740,449
5.25%, 10/1/41	340	399,762
5.25%, 10/1/42	675	783,540
5.25%, 10/1/43	500	575,093
5.25%, 10/1/44	430	487,816
Sampson County, NC:
5.00%, 12/1/33	635	741,932
5.00%, 12/1/34	460	543,401
5.00%, 12/1/35	5	5,945
Wake County, NC:
4.00%, 3/1/37	1,810	1,899,698
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Wake County, NC: (continued)
5.00%, 5/1/41	$45	$ 51,605
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,120,628
Winston-Salem, NC:
4.00%, 6/1/43	405	415,391
5.00%, 6/1/34	690	824,217
5.00%, 6/1/40	180	207,624
5.00%, 6/1/41	400	458,474
5.00%, 6/1/42	70	79,473
5.00%, 6/1/43	390	432,466
		$ 35,497,210
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,539,503
		$ 1,539,503
Senior Living/Life Care — 8.0%
North Carolina Medical Care Commission, (Carol Woods), 5.25%, 12/1/50	$1,950	$ 2,028,007
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.):
5.00%, 11/1/31	2,000	2,025,279
5.25%, 11/1/46	1,000	1,047,214
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	825	747,200
5.00%, 9/1/44	1,260	1,314,023
5.00%, 9/1/49	1,095	1,114,510
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	410,755
5.50%, 9/1/44	1,935	2,035,498
North Carolina Medical Care Commission, (Pennybyrn at Maryfield):
5.00%, 10/1/35	565	610,304
5.00%, 10/1/36	245	261,810
5.00%, 10/1/50	2,000	1,872,085
5.375%, 10/1/45	810	833,539
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	995	975,909
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	645	628,001
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	510,663

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (The Pines at Davidson): (continued)
5.00%, 1/1/38	$1,000	$ 1,020,990
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/50	350	359,202
5.125%, 10/1/45	535	568,778
5.125%, 10/1/54	2,490	2,542,203
		$ 20,905,970
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority:
5.00%, 9/1/34(4)	$350	$ 378,678
5.00%, 9/1/38(4)	200	207,297
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,974,032
		$ 3,560,007
Student Loan — 1.5%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/43	$1,930	$ 2,042,661
(AMT), 5.00%, 6/1/45	1,765	1,886,388
		$ 3,929,049
Transportation — 6.1%
Charlotte, NC, 5.25%, 7/1/55	$1,920	$ 2,062,189
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/41	315	352,131
5.00%, 7/1/47	5,000	5,053,158
(AMT), 5.00%, 7/1/42	1,000	1,017,196
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,549,822
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,607,931
Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/35	2,200	2,372,311
		$ 16,014,738
Water and Sewer — 19.8%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 541,225
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,165	2,176,654
5.00%, 4/1/42	400	452,296
5.00%, 4/1/43	425	475,276
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Carolina Beach, NC, Enterprise System Revenue:
4.50%, 6/1/51(3)	$765	$ 769,938
5.00%, 6/1/35(3)	400	480,790
5.00%, 6/1/36(3)	300	362,766
5.00%, 6/1/37(3)	400	478,881
5.00%, 6/1/38(3)	350	415,385
5.00%, 6/1/39(3)	410	482,889
5.00%, 6/1/40(3)	425	497,425
5.00%, 6/1/41(3)	475	551,228
5.00%, 6/1/42(3)	175	200,830
5.00%, 6/1/43(3)	175	198,393
5.00%, 6/1/44(3)	165	184,640
5.00%, 6/1/45(3)	240	265,368
5.00%, 6/1/46(3)	265	289,598
5.00%, 6/1/47(3)	250	271,135
5.00%, 6/1/49(3)	350	374,630
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,475	6,630,732
4.00%, 7/1/52	525	514,960
5.00%, 7/1/49	890	954,511
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	1,115	1,046,243
4.00%, 8/1/43	805	828,782
4.00%, 8/1/44	655	665,312
4.00%, 8/1/49	405	400,201
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,160	3,209,311
4.00%, 2/1/44	315	316,065
4.00%, 6/1/45	245	245,894
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	3,575	3,806,027
Hendersonville, NC, Water and Sewer System Revenue:
5.00%, 6/1/32	130	149,882
5.00%, 6/1/39	50	57,789
High Point, NC, Combined Water and Sewer System Revenue, 4.125%, 11/1/41	5	5,306
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	775	857,927
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	1,425	1,382,981
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	50	48,512
5.00%, 12/1/48	1,075	1,130,851

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Raleigh, NC, Combined Enterprise System Revenue:
5.00%, 12/1/41	$875	$ 1,019,206
5.00%, 12/1/42	1,250	1,440,450
5.00%, 12/1/43	1,250	1,423,623
5.00%, 12/1/44	2,770	3,115,509
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	2,006,962
4.125%, 6/1/50	30	29,320
5.00%, 6/1/39	500	572,434
5.00%, 6/1/40	750	850,653
5.00%, 6/1/41	750	847,511
5.00%, 6/1/42	1,000	1,117,982
5.00%, 6/1/42	185	209,090
5.00%, 6/1/43	1,015	1,124,753
5.00%, 6/1/43	40	44,771
5.00%, 6/1/50	1,035	1,093,321
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/38	100	98,381
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/37	5,000	5,011,844
		$ 51,726,443
Total Tax-Exempt Municipal Obligations (identified cost $251,191,411)		$257,231,221

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
Education — 1.6%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,561,388
North Carolina University at Raleigh, 2.62%, 10/1/39	2,000	1,661,763
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	935,110
		$ 4,158,261
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 447,910
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	187,314
		$ 635,224
Total Taxable Municipal Obligations (identified cost $4,694,299)		$ 4,793,485

Short-Term Investments — 2.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(5)	5,521,808	$ 5,522,360
Total Short-Term Investments (identified cost $5,522,360)		$ 5,522,360
Total Investments — 103.0% (identified cost $262,373,070)		$268,543,178
Other Assets, Less Liabilities — (3.0)%		$ (7,748,842)
Net Assets — 100.0%		$260,794,336
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $585,975 or 0.2% of the Fund's net assets.
(5)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.4% of total investments.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.3%
Security	Principal Amount (000's omitted)	Value
Education — 7.4%
Oregon State University:
4.00%, 4/1/44	$1,970	$ 2,000,797
5.00%, 4/1/45	2,620	2,861,726
University of Oregon:
5.00%, 4/1/45	750	829,595
5.00%, 4/1/46	2,300	2,514,818
5.00%, 4/1/48	4,005	4,083,239
5.00%, 4/1/50	1,795	1,857,196
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	898,241
4.00%, 12/1/41	3,005	3,055,469
4.00%, 12/1/51	1,275	1,197,790
		$ 19,298,871
Electric Utilities — 1.8%
Central Lincoln People's Utility District, OR:
5.00%, 12/1/42	$350	$ 395,489
5.00%, 12/1/43	375	419,462
5.00%, 12/1/44	425	468,401
5.00%, 12/1/45	400	435,471
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	500	537,353
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,061,454
5.00%, 8/1/49	1,225	1,299,265
		$ 4,616,895
General Obligations — 43.1%
Beaverton School District No. 48J, OR:
5.00%, 6/15/48	$2,500	$ 2,694,948
5.00%, 6/15/52	730	767,563
Bend, OR:
5.00%, 6/1/42	1,255	1,411,821
5.00%, 6/1/50	920	981,264
Benton County, OR, 5.00%, 6/1/48	870	916,526
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,204,319
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,902,696
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	600	382,684
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,278,509
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas Community College District, OR: (continued)
5.00%, 6/15/40	$1,585	$ 1,625,432
5.00%, 6/15/43	2,380	2,666,902
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	598,926
0.00%, 6/15/43	1,000	436,393
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,217,183
Deschutes County Administrative School District No. 1 Bend-La Pine, OR, 5.00%, 6/15/40	1,780	2,039,500
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,386,778
Forest Grove School District No. 15, OR, Washington County, 5.00%, 6/15/41	375	430,669
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,241,696
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,652,312
Hillsboro, OR:
4.00%, 6/1/45	2,235	2,232,030
4.00%, 6/1/46	2,220	2,189,227
5.00%, 6/1/40	1,255	1,466,559
Lake Oswego, OR:
5.00%, 6/1/46	685	744,395
5.00%, 6/1/49	2,065	2,202,587
Lincoln County School District, OR:
0.00%, 6/15/37	1,000	1,139,970
0.00%, 6/15/38	1,000	1,130,830
0.00%, 6/15/39	1,000	1,122,834
0.00%, 6/15/40	500	555,561
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	2,310	2,580,131
5.25%, 6/15/49	1,925	2,075,846
Molalla River School District No. 35, OR, Clackamas County, 5.00%, 6/15/40	290	329,811
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	1,265	1,302,289
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	3,530	3,395,376
3.00%, 6/15/37	2,000	1,936,639
5.00%, 6/15/46	2,185	2,382,727
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,696,857
Oregon:
5.00%, 5/15/32	600	669,594
5.00%, 8/1/42	1,615	1,655,736
5.00%, 5/1/44	6,995	7,309,402

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon: (continued)
5.00%, 11/1/50	$365	$ 389,903
(Liq: JPMorgan Chase Bank, N.A.), 1.90%, 6/1/45(2)	3,000	3,000,000
(SPA: U.S. Bank, N.A.), 1.90%, 6/1/41(2)	5,900	5,900,000
(SPA: U.S. Bank, N.A.), 1.90%, 12/1/44(2)	1,400	1,400,000
Oregon City School District No. 62:
5.00%, 6/15/40	625	721,553
5.00%, 6/15/41	390	447,896
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	3,710	3,788,190
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	578,137
5.00%, (0.00% until 6/15/25), 6/15/39	550	631,889
5.00%, (0.00% until 6/15/25), 6/15/40	400	455,539
5.00%, (0.00% until 6/15/25), 6/15/42	425	474,751
5.00%, (0.00% until 6/15/25), 6/15/43	500	552,832
5.00%, (0.00% until 6/15/25), 6/15/44	725	793,636
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	105	105,284
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	937,859
0.00%, 6/15/30	700	617,432
Portland, OR:
5.00%, 4/1/41	1,220	1,351,343
5.00%, 5/1/43	1,250	1,411,568
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,104,358
Puerto Rico:
5.625%, 7/1/29	500	534,268
5.75%, 7/1/31	750	833,421
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,170	1,277,382
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,150	3,045,505
Redmond, OR:
5.00%, 6/1/28	605	605,858
5.00%, 6/1/38	975	1,029,174
5.00%, 6/1/42	125	136,005
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	916,917
0.00%, 6/15/30	1,215	1,081,695
Sandy, OR:
4.50%, 4/1/44	20	21,000
4.75%, 4/1/48	325	336,228
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Helens School District No. 502, OR, 5.00%, 6/15/45	$2,900	$ 3,056,955
Tillamook County School District No. 9 Tillamook, OR:
5.00%, 6/15/42	610	681,972
5.00%, 6/15/43	280	310,002
Tillamook County, OR, 5.00%, 6/15/39	200	231,202
Washington and Clackamas Counties School District No. 23J, OR, Tigard-Tualatin, 5.00%, 6/15/43	3,000	3,371,779
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 5.00%, 6/15/49	2,555	2,745,488
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,314,345
0.00%, 6/15/51	5,000	1,441,324
West Linn, OR:
4.00%, 6/1/41	855	879,411
4.00%, 6/1/43	755	772,203
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	324,843
		$112,563,669
Hospital — 12.6%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,436,736
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,687,180
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,507,053
(LOC: TD Bank, N.A.), 1.90%, 8/1/34(2)	5,870	5,870,000
(LOC: U.S. Bank, N.A.), 1.90%, 8/1/34(2)	4,500	4,500,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	318,581
5.00%, 10/1/40	1,750	1,815,291
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,558,976
Green Bonds, 4.00%, 7/1/41	2,605	2,666,533
Green Bonds, 4.00%, 7/1/44	1,825	1,834,983
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	1,550	1,552,501
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,090,842
		$ 32,838,676

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 4.7%
Oregon Housing and Community Services Department:
3.80%, 7/1/34	$1,350	$ 1,361,011
4.60%, 7/1/43	1,950	2,019,039
4.75%, 1/1/49	925	935,665
(AMT), 3.45%, 1/1/33	910	910,987
(AMT), 5.15%, 7/1/42	870	879,472
(FHLMC), (FNMA), (GNMA), 4.20%, 7/1/40	3,780	3,908,436
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,140	2,183,094
		$ 12,197,704
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,064,451
(NPFG), 5.25%, 7/1/34	2,120	2,171,836
		$ 3,236,287
Insured - General Obligations — 2.1%
Hermiston, OR, (AG), 4.00%, 12/1/44	$335	$ 336,345
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	2,765	3,064,453
Newport, OR:
(AG), 0.00%, 6/1/28	1,000	941,798
(AG), 0.00%, 6/1/29	1,165	1,066,585
		$ 5,409,181
Insured - Water and Sewer — 1.7%
Medford, OR, Sewer Revenue:
(BAM), 4.00%, 6/1/46	$1,175	$ 1,157,122
(BAM), 4.125%, 6/1/47	325	321,174
(BAM), 4.125%, 6/1/48	1,650	1,612,951
(BAM), 5.00%, 6/1/37	300	359,111
(BAM), 5.00%, 6/1/39	520	613,364
(BAM), 5.00%, 6/1/40	420	490,590
		$ 4,554,312
Lease Revenue/Certificates of Participation — 0.8%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$280	$ 287,921
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	1,680	1,682,420
		$ 1,970,341
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.1%
Oregon State Lottery, 5.25%, 4/1/44	$2,535	$ 2,867,067
		$ 2,867,067
Senior Living/Life Care — 2.1%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$200	$ 200,201
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,986,032
5.00%, 12/1/36	950	956,495
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	742,194
5.00%, 5/15/33	540	552,410
		$ 5,437,332
Special Tax Revenue — 3.9%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 270,484
5.00%, 9/1/38(1)	200	207,297
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	5,005,904
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,061,210
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 9/1/44	3,000	2,582,061
		$ 10,126,956
Transportation — 4.3%
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/41	$750	$ 860,212
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	1,475	1,572,864
(AMT), 5.00%, 7/1/36	1,165	1,183,601
(AMT), 5.00%, 7/1/44	865	889,516
(AMT), 5.00%, 7/1/45	2,000	2,059,680
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,575,867
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,197,868
		$ 11,339,608
Water and Sewer — 8.5%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$60	$ 64,924
Eugene, OR, Water Utility System Revenue, 5.00%, 8/1/48	1,550	1,637,902
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,236,698
5.00%, 7/15/54	2,290	2,403,207

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	$175	$ 202,721
5.00%, 10/1/40	1,250	1,442,731
5.00%, 10/1/43	1,125	1,261,347
5.00%, 10/1/44	1,450	1,607,528
5.00%, 12/1/47	4,785	5,090,292
5.00%, 10/1/49	1,225	1,303,388
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,051,618
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	250	243,647
5.00%, 6/15/40	240	267,744
5.00%, 6/15/41	255	282,319
5.00%, 6/15/43	220	239,455
Tualatin Valley Water District, OR, 5.00%, 6/1/47	1,595	1,709,856
		$ 22,045,377
Total Tax-Exempt Municipal Obligations (identified cost $241,658,653)		$248,502,276

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.5%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 296,030
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,311,030
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	1,550	1,244,593
2.987%, 9/1/36	1,000	902,204
		$ 3,753,857
General Obligations — 1.1%
Portland, OR, 4.34%, 6/1/29	$2,065	$ 2,116,588
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 2.093%, 6/15/34	915	791,524
		$ 2,908,112
Insured - Housing — 0.5%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 1.659%, 7/1/26	$175	$ 173,361
(AG), 2.255%, 7/1/28	175	166,514
Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AG), 2.579%, 7/1/30	$250	$ 230,509
(AG), 3.508%, 7/1/41	1,000	821,974
		$ 1,392,358
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AG), 5.941%, 6/1/43	$1,080	$ 1,135,110
		$ 1,135,110
Total Taxable Municipal Obligations (identified cost $9,154,859)		$ 9,189,437

Short-Term Investments — 0.4%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(3)	1,052,965	$ 1,053,071
Total Short-Term Investments (identified cost $1,053,071)		$ 1,053,071
Total Investments — 99.2% (identified cost $251,866,583)		$258,744,784
Other Assets, Less Liabilities — 0.8%		$ 2,145,228
Net Assets — 100.0%		$260,890,012
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $2,622,194 or 1.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(3)	The rate shown is the annualized seven-day yield as of February 28, 2026.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 2.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.6%
Security	Principal Amount (000's omitted)	Value
Education — 5.7%
Clemson University, SC:
5.00%, 5/1/42	$25	$ 27,958
5.00%, 5/1/43	100	111,588
5.00%, 5/1/44	100	110,271
5.00%, 5/1/46	500	539,544
5.00%, 5/1/47	750	803,708
5.00%, 5/1/55	100	105,574
College of Charleston, SC, 4.00%, 4/1/40	700	700,102
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	400	405,694
4.00%, 12/1/41	50	50,611
4.00%, 12/1/43	215	217,052
4.125%, 12/1/45	90	89,369
4.25%, 12/1/49	830	790,684
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	2,027,902
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/37	1,300	1,516,610
5.00%, 10/1/38	315	364,629
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center):
4.625%, 4/1/42	385	407,063
4.625%, 4/1/43	300	314,390
5.00%, 4/1/50	840	878,282
5.25%, 4/1/45	1,695	1,859,402
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,016,979
University of South Carolina:
4.00%, 5/1/51	395	373,855
5.00%, 5/1/46	995	1,055,321
		$ 13,766,588
Electric Utilities — 9.0%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,280	$ 2,143,450
4.125%, 1/1/45(2)	250	250,949
5.00%, 1/1/38(2)	250	290,621
5.00%, 1/1/39(2)	275	317,253
5.00%, 1/1/40(2)	375	430,201
5.00%, 1/1/41(2)	325	368,521
5.00%, 1/1/46(2)	415	445,872
5.00%, 1/1/47	4,900	4,902,972
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Rock Hill, SC, Combined Utility System Revenue: (continued)
5.00%, 1/1/47(2)	$400	$ 427,615
South Carolina Public Service Authority:
5.00%, 12/1/44	750	817,782
5.00%, 12/1/44(2)	1,600	1,767,347
5.00%, 12/1/45(2)	3,400	3,707,986
5.25%, 12/1/35	450	518,451
5.50%, 12/1/40	1,500	1,697,443
5.50%, 12/1/54	2,030	2,183,687
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	1,140	1,229,427
		$ 21,499,577
General Obligations — 17.0%
Anderson County School District No. 4, SC, 5.00%, 3/1/39	$2,750	$ 3,190,142
Beaufort County School District, SC:
2.00%, 3/1/36	120	105,684
4.00%, 3/1/50	2,000	1,947,074
Berkeley County, SC:
4.00%, 6/1/44	305	308,328
5.00%, 6/1/38	820	981,306
Clover School District No. 2, SC, 5.00%, 10/1/26	1,540	1,564,411
Dorchester County School District No. 4, SC, 5.00%, 3/1/46	1,185	1,260,182
Florence County, SC, 4.00%, 2/1/45	25	24,976
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	2,150	2,181,118
Greenville County School District, SC, 5.00%, 6/29/26	3,510	3,541,000
Hampton County School District, SC:
4.00%, 3/1/46(2)	1,540	1,539,634
4.125%, 3/1/47(2)	1,455	1,460,336
4.125%, 3/1/48(2)	1,670	1,667,301
4.125%, 3/1/49(2)	1,695	1,684,071
Hilton Head Island, SC, 3.125%, 3/1/39	200	196,105
Oconee County, SC:
5.00%, 4/1/42	2,065	2,275,386
5.00%, 4/1/43	1,680	1,834,613
Orangeburg County School District, SC, 5.00%, 8/13/26	2,410	2,438,503
Puerto Rico:
5.625%, 7/1/29	500	534,268
5.75%, 7/1/31	1,250	1,389,035
South Carolina, 5.00%, 4/1/38	4,900	5,514,950

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	$4,135	$ 4,356,490
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	863,158
		$ 40,858,071
Hospital — 15.3%
Greenville Health System, SC, 5.00%, 5/1/39	$1,215	$ 1,216,189
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,576,904
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	2,019,085
5.00%, 2/1/38	2,405	2,407,553
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	350	384,706
5.50%, 11/15/44	2,125	2,235,906
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,485	1,398,936
5.00%, 10/1/37	1,000	1,121,337
5.00%, 12/1/46	2,570	2,652,753
5.25%, 11/1/43	490	548,476
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,705	1,618,967
5.25%, 11/1/54(3)	2,000	2,131,040
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group):
4.00%, 11/1/42	1,000	996,586
5.50%, 11/1/48	2,750	2,960,971
5.50%, 11/1/54	3,000	3,188,738
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	425	444,807
(LOC: TD Bank, N.A.), 1.90%, 5/1/48(4)	1,800	1,800,000
(LOC: TD Bank, N.A.), 1.90%, 5/1/48(4)	4,000	4,000,000
		$ 36,702,954
Housing — 8.4%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$365	$ 377,487
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	400	439,873
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	480	489,511
Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority: (continued)
4.375%, 7/1/44	$2,805	$ 2,844,350
(FHLMC), (FNMA), (GNMA), 3.25%, 1/1/35(2)	1,525	1,528,965
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	570	574,477
(FHLMC), (FNMA), (GNMA), 4.80%, 7/1/45	2,000	2,042,174
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32	45	52,317
(FNMA), 4.80%, 5/1/43	1,000	1,078,874
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), 4.00% to 3/1/35 (Put Date), 3/1/62	3,470	3,620,898
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	1,845	1,872,632
5.00%, 11/1/35	2,460	2,669,953
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,255	1,274,580
5.00%, 12/1/35	1,290	1,401,265
		$ 20,267,356
Industrial Development Revenue — 1.7%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,002,756
		$ 4,002,756
Insured - Education — 0.7%
College of Charleston, SC:
(AG), 4.25%, 4/1/43	$1,455	$ 1,496,310
(BAM), 2.25%, 4/1/39	300	243,567
		$ 1,739,877
Insured - Electric Utilities — 3.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,095,009
(NPFG), 5.25%, 7/1/32	1,350	1,385,484
(NPFG), 5.25%, 7/1/34	1,820	1,864,501
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,560	3,290,080
		$ 7,635,074

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Utilities — 0.4%
Greer, SC, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$825	$ 849,646
		$ 849,646
Lease Revenue/Certificates of Participation — 6.8%
Clemson Public Facilities Corp., SC, 5.00%, 12/1/50	$1,200	$ 1,254,008
Florence County School District No. 3, SC:
4.00%, 12/1/39	600	614,295
4.00%, 12/1/41	1,100	1,119,174
Fort Mill School District No. 4, SC, 5.00%, 6/1/30	25	27,686
Georgetown County Scago Public Facilities Corp., SC:
4.00%, 6/1/43	975	981,943
5.00%, 6/1/40	1,000	1,098,195
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,245	1,227,237
4.125%, 9/1/49	550	522,661
5.00%, 9/1/50	2,900	3,048,680
5.25%, 9/1/44	600	670,875
5.25%, 9/1/45	470	519,680
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,585,594
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	300	302,807
5.00%, 9/1/49	1,905	2,002,007
Summerville Municipal Facilities Corp., SC, (Town Of Summerville):
4.00%, 10/1/44	5	5,020
5.00%, 10/1/42	1,000	1,136,866
5.00%, 10/1/43	250	280,950
		$ 16,397,678
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,539,503
		$ 1,539,503
Senior Living/Life Care — 4.5%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,006,794
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,105	946,092
4.00%, 4/1/54	795	656,326
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community): (continued)
5.00%, 4/1/54	$2,710	$ 2,655,356
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.50%, 12/1/45	800	822,448
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	1,000	1,067,453
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	649,120
5.00%, 4/1/38	1,000	1,008,273
5.00%, 4/1/48	1,020	986,818
5.00%, 4/1/52	470	443,804
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	510,391
		$ 10,752,875
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 270,485
5.00%, 9/1/38(1)	200	207,297
Goose Creek, SC, 5.25%, 10/1/45(1)	800	814,828
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	800	811,335
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,713,926
		$ 4,817,871
Transportation — 4.6%
Charleston County Airport District, SC:
5.00%, 7/1/41	$155	$ 174,727
5.25%, 7/1/54	1,040	1,099,929
(AMT), 5.25%, 7/1/49	1,000	1,044,577
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,365	2,501,281
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	450	458,993
(AMT), 5.00%, 7/1/44	5,680	5,809,001
		$ 11,088,508
Water and Sewer — 11.7%
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	$175	$ 176,099
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	1,535	1,494,379
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,460	2,610,964

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	$325	$ 311,719
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/47	5,195	5,484,767
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	215	206,885
4.00%, 9/1/48	1,875	1,843,222
4.25%, 9/1/48	2,955	2,957,586
Grand Strand Water & Sewer Authority, SC, 4.00%, 6/1/51	720	696,571
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/49	575	546,619
Mount Pleasant, SC, Water & Sewer Revenue:
5.00%, 6/1/41	1,900	2,194,231
5.00%, 6/1/42	1,205	1,377,364
5.00%, 6/1/43	620	700,757
Myrtle Beach, SC:
4.00%, 6/1/43	370	376,583
4.125%, 6/1/45	260	263,140
5.00%, 6/1/41	375	425,635
5.00%, 6/1/42	275	309,413
5.00%, 6/1/44	410	452,091
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,545	1,568,500
South Island Public Service District, SC:
4.00%, 4/1/49	640	627,787
5.00%, 4/1/47	1,000	1,049,846
Woodruff-Roebuck Water District, SC:
5.25%, 6/1/50	795	846,721
5.25%, 6/1/55	1,430	1,516,050
		$ 28,036,929
Total Tax-Exempt Municipal Obligations (identified cost $215,211,248)		$219,955,263

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 419,710
		$ 419,710
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.1%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$355	$ 348,515
		$ 348,515
Total Taxable Municipal Obligations (identified cost $855,000)		$ 768,225

Short-Term Investments — 14.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(5)	33,762,941	$ 33,766,318
Total Short-Term Investments (identified cost $33,766,318)		$ 33,766,318
Total Investments — 106.0% (identified cost $249,832,566)		$254,489,806
Other Assets, Less Liabilities — (6.0)%		$(14,409,268)
Net Assets — 100.0%		$240,080,538
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $3,320,512 or 1.4% of the Fund's net assets.
(2)	When-issued security.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(5)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.7% of total investments.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.3%
Virginia Resources Authority, (Pooled Financing Program):
2.00%, 11/1/37	$325	$ 269,811
4.00%, 11/1/41	1,500	1,503,684
4.125%, 11/1/40	195	209,372
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	469,013
		$ 2,451,880
Education — 7.4%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,007,787
Salem Economic Development Authority, VA, (Roanoke College), 5.50%, 4/1/45	55	57,119
Virginia College Building Authority, 3.00%, 9/1/38	215	211,828
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	210	223,847
Virginia College Building Authority, (University of Richmond):
4.50%, 3/1/44(1)	1,250	1,333,885
(SPA: U.S. Bank, N.A.), 1.90%, 8/1/34(2)	630	630,000
Virginia Public School Authority:
3.25%, 3/1/36	105	105,347
5.00%, 8/1/41	1,640	1,868,913
		$ 5,438,726
Electric Utilities — 0.3%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$245	$ 240,696
		$ 240,696
Escrowed/Prerefunded — 0.4%
Virginia Port Authority, (AMT), Prerefunded to 7/1/26, 5.00%, 7/1/45	$295	$ 297,247
		$ 297,247
General Obligations — 14.8%
Fairfax County, VA:
2.00%, 10/1/33	$90	$ 82,739
4.00%, 10/1/39	885	932,667
Falls Church, VA, 3.00%, 7/15/41	985	908,708
Loudoun County, VA:
2.00%, 12/1/34	310	281,730
4.00%, 12/1/38	675	709,828
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lynchburg, VA:
2.375%, 8/1/40	$1,245	$ 1,045,601
4.00%, 6/1/44	320	324,979
Newport News, VA:
4.00%, 2/1/42	1,210	1,248,429
4.00%, 8/1/44	875	888,836
Norfolk, VA:
4.00%, 9/1/39	50	51,630
5.00%, 9/1/35	375	447,200
5.00%, 9/1/36	680	803,165
Puerto Rico:
0.00%, 7/1/33	750	555,332
5.625%, 7/1/29	1,000	1,068,536
Vienna, VA:
4.00%, 1/1/41	830	878,921
4.00%, 1/1/42	530	555,129
Virginia:
2.00%, 6/1/35	50	44,971
4.00%, 6/1/41	135	142,342
		$ 10,970,743
Hospital — 12.7%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.90%, 10/1/48(3)	$900	$ 900,000
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	810	771,701
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	1,000	1,051,981
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	775	722,521
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 1.90%, 7/1/52(3)	2,000	2,000,000
Virginia Commonwealth University Health System Authority, (LOC: TD Bank, N.A.), 1.90%, 7/1/37(3)	200	200,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,777,693
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 1.90%, 7/1/42(3)	475	475,000
Virginia Small Business Financing Authority, VA, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 1.95%, 7/1/42(3)	1,500	1,500,000
		$ 9,398,896

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 6.0%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,658,019
Virginia Housing Development Authority:
4.10%, 10/1/27	1,465	1,466,151
4.10%, 9/1/40	225	229,416
4.40%, 10/1/44	925	932,974
4.45%, 7/1/45	155	155,941
		$ 4,442,501
Industrial Development Revenue — 2.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 1,025,450
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(4)	810	796,395
		$ 1,821,845
Insured - Education — 1.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,200	$ 1,303,543
		$ 1,303,543
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,018,613
		$ 1,018,613
Insured - Hospital — 2.2%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AG), 5.25%, 7/1/43	$840	$ 926,390
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	730	684,513
		$ 1,610,903
Insured - Transportation — 3.5%
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	$2,555	$ 2,555,070
		$ 2,555,070
Lease Revenue/Certificates of Participation — 6.5%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$200	$ 191,081
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	365	378,000
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Prince William County Industrial Development Authority, VA, 5.00%, 10/1/44	$2,100	$ 2,288,251
Virginia Commonwealth Transportation Board, (Transportation Capital), 3.00%, 5/15/38	115	111,598
Virginia Port Authority, 5.25%, 7/1/48	810	869,430
Virginia Public Building Authority:
4.00%, 8/1/41	225	230,526
(AMT), 4.00%, 8/1/39	765	771,726
		$ 4,840,612
Other Revenue — 0.4%
Loudoun County Economic Development Authority, VA, 1.75%, 2/15/38(2)	$260	$ 260,000
		$ 260,000
Senior Living/Life Care — 7.7%
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	$615	$ 568,191
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,531,298
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,183,553
7.00%, 9/1/53	500	551,451
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,886,923
		$ 5,721,416
Special Tax Revenue — 3.3%
American Samoa Economic Development Authority:
5.00%, 9/1/35(4)	$250	$ 270,754
5.00%, 9/1/38(4)	200	207,297
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/47	1,000	1,055,756
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	12	11,524
0.00%, 7/1/29	17	15,330
0.00%, 7/1/31	22	18,520
0.00%, 7/1/33	50	38,880
0.00%, 7/1/46	287	103,237
0.00%, 7/1/51	528	138,921
4.50%, 7/1/34	110	110,025
4.536%, 7/1/53	3	2,815
5.00%, 7/1/58	512	502,542
		$ 2,475,601

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 13.4%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,834,376
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,320	1,388,760
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41	750	838,074
Virginia Commonwealth Transportation Board, (Transportation Capital), 5.00%, 5/15/36(1)	1,000	1,214,593
Virginia Port Authority, 5.00%, 7/1/43	835	922,158
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,744,795
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	994,170
		$ 9,936,926
Water and Sewer — 12.4%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$660	$ 754,741
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	275	285,113
Hampton Roads Sanitation District, VA:
1.95%, 8/1/46(2)	2,000	2,000,000
4.00%, 10/1/38	1,690	1,714,207
Loudoun County Sanitation Authority, VA, (SPA: Bank of America, N.A.), 1.83%, 1/1/30(2)	250	250,000
Norfolk, VA, Water Revenue, 5.00%, 11/1/41	445	505,904
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	250	288,060
5.00%, 7/15/42	400	456,132
5.00%, 7/15/43	600	676,467
Spotsylvania County, VA, Water and Sewer Revenue:
4.00%, 12/1/42(1)	1,000	1,032,339
4.00%, 12/1/47(1)	1,000	987,909
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/43	200	225,281
		$ 9,176,153
Total Tax-Exempt Municipal Obligations (identified cost $72,381,281)		$ 73,961,371

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 389,694
		$ 389,694
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 133,475
		$ 133,475
Lease Revenue/Certificates of Participation — 1.0%
Manassas Park Economic Development Authority, VA:
4.85%, 10/15/35	$65	$ 66,822
5.22%, 10/15/40	625	637,230
		$ 704,052
Total Taxable Municipal Obligations (identified cost $1,270,000)		$ 1,227,221

Short-Term Investments — 3.2%
Money Market Fund — 1.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.72%(5)	902,236	$ 902,327
Total Money Market Fund (identified cost $902,327)		$ 902,327

U.S. Treasury Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 3/3/26	$1,000	$ 999,900
0.00%, 3/5/26	500	499,848
Total U.S. Treasury Obligations (identified cost $1,499,600)		$ 1,499,748

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $2,401,927)		$ 2,402,075
Total Investments — 104.9% (identified cost $76,053,208)		$ 77,590,667
Other Assets, Less Liabilities — (4.9)%		$ (3,625,503)
Net Assets — 100.0%		$ 73,965,164
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $1,274,446 or 1.7% of the Fund's net assets.
(5)	The rate shown is the annualized seven-day yield as of February 28, 2026.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 4.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Assets and Liabilities (Unaudited)

	February 28, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$132,369,635	$88,804,035	$100,056,467	$262,373,070
Unrealized appreciation	3,469,399	1,110,460	2,136,864	6,170,108
Investments, at value	$135,839,034	$89,914,495	$102,193,331	$268,543,178
Interest receivable	$1,517,187	$860,439	$1,173,910	$2,469,470
Dividends receivable	1,537	917	3,403	5,317
Receivable for investments sold	231,667	49,088	1,400,000	2,803,145
Receivable for Fund shares sold	1,103,391	17,577	13,967	60,782
Trustees' deferred compensation plan	22,589	26,738	34,000	46,841
Total assets	$138,715,405	$90,869,254	$104,818,611	$273,928,733
Liabilities
Payable for when-issued securities	$—	$—	$8,037,280	$12,434,400
Payable for Fund shares redeemed	240,267	110,438	84,079	264,877
Distributions payable	64,193	41,340	29,301	219,749
Payable to affiliates:
Investment adviser fee	37,840	23,239	24,301	77,233
Distribution and service fees	6,674	5,082	8,138	10,959
Sub-transfer agency fee	1,535	2,577	2,156	5,088
Trustees' deferred compensation plan	22,589	26,738	34,000	46,841
Payable for custodian fee	17,110	14,358	14,187	28,389
Payable for legal and accounting services	33,641	17,168	28,236	28,814
Accrued expenses	10,565	8,265	8,726	18,047
Total liabilities	$434,414	$249,205	$8,270,404	$13,134,397
Net Assets	$138,280,991	$90,620,049	$96,548,207	$260,794,336
Sources of Net Assets
Paid-in capital	$143,658,821	$95,969,914	$98,666,658	$267,893,766
Accumulated loss	(5,377,830)	(5,349,865)	(2,118,451)	(7,099,430)
Net Assets	$138,280,991	$90,620,049	$96,548,207	$260,794,336
Class A Shares
Net Assets	$31,535,972	$24,667,993	$47,483,596	$56,370,624
Shares Outstanding	3,825,818	2,892,652	5,382,175	6,580,030
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.24	$8.53	$8.82	$8.57
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.52	$8.82	$9.12	$8.86
Class C Shares
Net Assets	$2,629,338	$1,690,453	$1,262,981	$3,187,903
Shares Outstanding	298,255	181,771	129,687	345,969
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.82	$9.30	$9.74	$9.21
Class I Shares
Net Assets	$104,115,681	$64,261,603	$47,801,630	$201,235,809
Shares Outstanding	12,598,835	7,519,883	5,410,909	23,425,199
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.26	$8.55	$8.83	$8.59
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$251,866,583	$249,832,566	$76,053,208
Unrealized appreciation	6,878,201	4,657,240	1,537,459
Investments, at value	$258,744,784	$254,489,806	$77,590,667
Interest receivable	$2,280,584	$2,895,331	$701,109
Dividends receivable	5,843	40,910	1,550
Receivable for investments sold	100,226	348,286	433,180
Receivable for Fund shares sold	246,730	372,144	8,200
Trustees' deferred compensation plan	47,734	48,737	48,858
Total assets	$261,425,901	$258,195,214	$78,783,564
Liabilities
Payable for floating rate notes issued	$—	$1,599,989	$—
Payable for when-issued securities	—	15,835,991	4,560,018
Payable for Fund shares redeemed	300,873	313,728	98,719
Distributions payable	22,763	148,726	35,240
Payable to affiliates:
Investment adviser fee	76,939	67,673	17,425
Distribution and service fees	14,978	14,645	6,280
Sub-transfer agency fee	2,106	1,395	2,715
Trustees' deferred compensation plan	47,734	48,737	48,858
Interest expense and fees payable	—	15,957	—
Payable for custodian fee	25,777	23,974	13,878
Payable for legal and accounting services	31,716	30,672	26,832
Accrued expenses	13,003	13,189	8,435
Total liabilities	$535,889	$18,114,676	$4,818,400
Net Assets	$260,890,012	$240,080,538	$73,965,164
Sources of Net Assets
Paid-in capital	$276,295,146	$248,944,800	$79,956,490
Accumulated loss	(15,405,134)	(8,864,262)	(5,991,326)
Net Assets	$260,890,012	$240,080,538	$73,965,164
Class A Shares
Net Assets	$83,197,708	$78,760,037	$35,739,189
Shares Outstanding	10,255,163	9,020,589	4,865,169
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.11	$8.73	$7.35
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.38	$9.02	$7.59
Class C Shares
Net Assets	$3,317,031	$3,896,949	$1,172,534
Shares Outstanding	373,488	420,695	144,070
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.88	$9.26	$8.14

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Class I Shares
Net Assets	$174,375,273	$157,423,552	$37,053,441
Shares Outstanding	21,513,143	18,014,460	5,034,397
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.11	$8.74	$7.36
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Operations (Unaudited)

	Six Months Ended February 28, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Dividend income	$1,918	$1,479	$5,054	$11,672
Interest income	2,643,000	1,820,929	1,876,063	4,789,551
Total investment income	$2,644,918	$1,822,408	$1,881,117	$4,801,223
Expenses
Investment adviser fee	$227,931	$145,801	$149,827	$468,835
Distribution and service fees:
Class A	31,978	25,723	45,691	55,705
Class C	11,377	8,414	6,270	15,842
Trustees’ fees and expenses	3,829	2,741	2,771	7,100
Custodian fee	20,697	17,174	17,077	34,603
Transfer and dividend disbursing agent fees	14,400	14,968	14,150	31,468
Legal and accounting services	38,864	39,629	30,916	36,061
Printing and postage	2,296	1,990	2,113	3,839
Registration fees	1,042	3,918	1,727	620
Miscellaneous	24,474	20,906	20,618	35,222
Total expenses	$376,888	$281,264	$291,160	$689,295
Net investment income	$2,268,030	$1,541,144	$1,589,957	$4,111,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$185,226	$292,571	$612,742	$1,459,849
Net realized gain	$185,226	$292,571	$612,742	$1,459,849
Change in unrealized appreciation (depreciation):
Investments	$5,942,595	$4,507,764	$3,462,935	$11,243,585
Net change in unrealized appreciation (depreciation)	$5,942,595	$4,507,764	$3,462,935	$11,243,585
Net realized and unrealized gain	$6,127,821	$4,800,335	$4,075,677	$12,703,434
Net increase in net assets from operations	$8,395,851	$6,341,479	$5,665,634	$16,815,362

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Dividend income	$8,516	$49,232	$2,255
Interest income	4,828,774	4,295,032	1,403,411
Total investment income	$4,837,290	$4,344,264	$1,405,666
Expenses
Investment adviser fee	$450,776	$388,798	$102,302
Distribution and service fees:
Class A	77,831	74,624	33,876
Class C	15,716	17,608	5,258
Trustees’ fees and expenses	6,779	5,804	2,213
Custodian fee	31,461	29,175	16,859
Transfer and dividend disbursing agent fees	29,457	17,285	14,122
Legal and accounting services	38,111	36,939	29,374
Printing and postage	298	4,037	5,296
Registration fees	2,105	1,143	1,710
Interest expense and fees	—	24,858	—
Miscellaneous	28,618	28,265	17,594
Total expenses	$681,152	$628,536	$228,604
Net investment income	$4,156,138	$3,715,728	$1,177,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$820,681	$771,491	$623,419
Net realized gain	$820,681	$771,491	$623,419
Change in unrealized appreciation (depreciation):
Investments	$10,082,308	$10,091,500	$2,936,376
Net change in unrealized appreciation (depreciation)	$10,082,308	$10,091,500	$2,936,376
Net realized and unrealized gain	$10,902,989	$10,862,991	$3,559,795
Net increase in net assets from operations	$15,059,127	$14,578,719	$4,736,857

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,268,030	$1,541,144	$1,589,957	$4,111,928
Net realized gain	185,226	292,571	612,742	1,459,849
Net change in unrealized appreciation (depreciation)	5,942,595	4,507,764	3,462,935	11,243,585
Net increase in net assets from operations	$8,395,851	$6,341,479	$5,665,634	$16,815,362
Distributions to shareholders:
Class A	$(538,662)	$(415,682)	$(770,764)	$(899,313)
Class C	(31,471)	(21,990)	(17,286)	(41,282)
Class I	(1,668,373)	(1,062,050)	(780,759)	(3,176,888)
Total distributions to shareholders	$(2,238,506)	$(1,499,722)	$(1,568,809)	$(4,117,483)
Transactions in shares of beneficial interest:
Class A	$(2,538,282)	$(2,685,560)	$1,408,054	$(1,897,156)
Class C	308,009	(153,963)	(143,459)	(493,058)
Class I	12,029,139	529,114	5,182,061	19,849,230
Net increase (decrease) in net assets from Fund share transactions	$9,798,866	$(2,310,409)	$6,446,656	$17,459,016
Net increase in net assets	$15,956,211	$2,531,348	$10,543,481	$30,156,895
Net Assets
At beginning of period	$122,324,780	$88,088,701	$86,004,726	$230,637,441
At end of period	$138,280,991	$90,620,049	$96,548,207	$260,794,336

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2026 (Unaudited)
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,156,138	$3,715,728	$1,177,062
Net realized gain	820,681	771,491	623,419
Net change in unrealized appreciation (depreciation)	10,082,308	10,091,500	2,936,376
Net increase in net assets from operations	$15,059,127	$14,578,719	$4,736,857
Distributions to shareholders:
Class A	$(1,316,714)	$(1,327,017)	$(552,018)
Class C	(43,513)	(52,058)	(13,866)
Class I	(2,729,212)	(2,318,166)	(576,594)
Total distributions to shareholders	$(4,089,439)	$(3,697,241)	$(1,142,478)
Transactions in shares of beneficial interest:
Class A	$3,566,797	$502,572	$4,255,536
Class C	(183,155)	373,062	(8,186)
Class I	28,328,019	36,589,717	5,570,776
Net increase in net assets from Fund share transactions	$31,711,661	$37,465,351	$9,818,126
Net increase in net assets	$42,681,349	$48,346,829	$13,412,505
Net Assets
At beginning of period	$218,208,663	$191,733,709	$60,552,659
At end of period	$260,890,012	$240,080,538	$73,965,164

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,167,231	$3,006,813	$3,028,007	$7,788,883
Net realized gain (loss)	(482,810)	(550,234)	83,074	(216,074)
Net change in unrealized appreciation (depreciation)	(3,932,950)	(2,943,887)	(2,982,768)	(9,729,305)
Net increase (decrease) in net assets from operations	$(248,529)	$(487,308)	$128,313	$(2,156,496)
Distributions to shareholders:
Class A	$(1,012,203)	$(903,846)	$(1,566,198)	$(1,812,533)
Class C	(61,796)	(42,883)	(56,755)	(109,673)
Class I	(3,036,272)	(1,996,096)	(1,339,924)	(5,769,496)
Total distributions to shareholders	$(4,110,271)	$(2,942,825)	$(2,962,877)	$(7,691,702)
Transactions in shares of beneficial interest:
Class A	$2,269,430	$(3,738,615)	$(936,007)	$5,276,486
Class C	(510,706)	170,448	(1,412,814)	(1,624,389)
Class I	2,464,150	10,549,456	7,377,295	20,424,729
Net increase in net assets from Fund share transactions	$4,222,874	$6,981,289	$5,028,474	$24,076,826
Net increase (decrease) in net assets	$(135,926)	$3,551,156	$2,193,910	$14,228,628
Net Assets
At beginning of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813
At end of year	$122,324,780	$88,088,701	$86,004,726	$230,637,441

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,522,472	$6,770,144	$2,153,415
Net realized gain (loss)	(907,280)	(85,532)	204,045
Net change in unrealized appreciation (depreciation)	(7,136,551)	(9,344,922)	(2,545,350)
Net decrease in net assets from operations	$(521,359)	$(2,660,310)	$(187,890)
Distributions to shareholders:
Class A	$(2,729,225)	$(2,615,731)	$(1,057,447)
Class C	(95,092)	(118,926)	(41,179)
Class I	(4,601,758)	(4,005,845)	(1,047,550)
Total distributions to shareholders	$(7,426,075)	$(6,740,502)	$(2,146,176)
Transactions in shares of beneficial interest:
Class A	$(2,919,847)	$6,821,359	$(1,773,491)
Class C	(313,518)	(1,422,601)	(583,489)
Class I	34,848,993	13,769,843	4,281,980
Net increase in net assets from Fund share transactions	$31,615,628	$19,168,601	$1,925,000
Net increase (decrease) in net assets	$23,668,194	$9,767,789	$(409,066)
Net Assets
At beginning of year	$194,540,469	$181,965,920	$60,961,725
At end of year	$218,208,663	$191,733,709	$60,552,659

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.85	$8.14	$7.93	$8.02	$8.87	$8.80
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.24	$0.20	$0.14	$0.15
Net realized and unrealized gain (loss)	0.39	(0.29)	0.21	(0.09)	(0.85)	0.07
Total income (loss) from operations	$0.53	$(0.03)	$0.45	$0.11	$(0.71)	$0.22
Less Distributions
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.20)	$(0.14)	$(0.15)
Total distributions	$(0.14)	$(0.26)	$(0.24)	$(0.20)	$(0.14)	$(0.15)
Net asset value — End of period	$8.24	$7.85	$8.14	$7.93	$8.02	$8.87
Total Return(2)	6.73%(3)	(0.41)%	5.77%	1.41%	(8.03)%	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,536	$32,508	$31,318	$36,206	$39,103	$48,535
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%(5)	0.71%	0.71%	0.69%	0.65%	0.65%
Net expenses	0.72%(5)	0.71%	0.71%	0.69%	0.65%	0.65%
Net investment income	3.42%(5)	3.27%	3.04%	2.54%	1.69%	1.66%
Portfolio Turnover	15%(3)	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.40	$8.70	$8.48	$8.58	$9.49	$9.41
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.21	$0.20	$0.15	$0.09	$0.09
Net realized and unrealized gain (loss)	0.42	(0.30)	0.21	(0.10)	(0.91)	0.08
Total income (loss) from operations	$0.53	$(0.09)	$0.41	$0.05	$(0.82)	$0.17
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.19)	$(0.15)	$(0.09)	$(0.09)
Total distributions	$(0.11)	$(0.21)	$(0.19)	$(0.15)	$(0.09)	$(0.09)
Net asset value — End of period	$8.82	$8.40	$8.70	$8.48	$8.58	$9.49
Total Return(2)	6.37%(3)	(1.03)%	4.92%	0.60%	(8.73)%	1.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,629	$2,209	$2,808	$3,312	$3,783	$4,939
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.47%(5)	1.47%	1.46%	1.44%	1.40%	1.40%
Net expenses	1.47%(5)	1.47%	1.46%	1.44%	1.40%	1.40%
Net investment income	2.67%(5)	2.51%	2.28%	1.79%	0.93%	0.92%
Portfolio Turnover	15%(3)	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.87	$8.16	$7.95	$8.04	$8.90	$8.82
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.26	$0.22	$0.16	$0.16
Net realized and unrealized gain (loss)	0.38	(0.30)	0.21	(0.09)	(0.86)	0.09
Total income (loss) from operations	$0.53	$(0.02)	$0.47	$0.13	$(0.70)	$0.25
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.26)	$(0.22)	$(0.16)	$(0.17)
Total distributions	$(0.14)	$(0.27)	$(0.26)	$(0.22)	$(0.16)	$(0.17)
Net asset value — End of period	$8.26	$7.87	$8.16	$7.95	$8.04	$8.90
Total Return(2)	6.82%(3)	(0.20)%	5.97%	1.61%	(7.93)%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,116	$87,608	$88,335	$76,354	$74,934	$79,579
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52%(5)	0.52%	0.51%	0.49%	0.45%	0.45%
Net expenses	0.52%(5)	0.52%	0.51%	0.49%	0.45%	0.45%
Net investment income	3.62%(5)	3.47%	3.23%	2.75%	1.90%	1.84%
Portfolio Turnover	15%(3)	44%	44%	47%	34%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.08	$8.39	$8.14	$8.23	$9.19	$9.01
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.26	$0.21	$0.16	$0.16
Net realized and unrealized gain (loss)	0.44	(0.32)	0.25	(0.09)	(0.97)	0.18
Total income (loss) from operations	$0.58	$(0.05)	$0.51	$0.12	$(0.81)	$0.34
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.26)	$(0.21)	$(0.15)	$(0.16)
Total distributions	$(0.13)	$(0.26)	$(0.26)	$(0.21)	$(0.15)	$(0.16)
Net asset value — End of period	$8.53	$8.08	$8.39	$8.14	$8.23	$9.19
Total Return(2)	7.27%(3)	(0.59)%	6.34%	1.43%	(8.86)%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,668	$25,938	$30,766	$28,435	$35,914	$46,218
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%(5)	0.76%	0.73%	0.71%	0.68%	0.67%
Net expenses	0.75%(5)	0.76%	0.73%	0.71%	0.68%	0.67%
Net investment income	3.32%(5)	3.24%	3.10%	2.53%	1.82%	1.78%
Portfolio Turnover	32%(3)	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.81	$9.15	$8.88	$8.98	$10.02	$9.83
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.22	$0.21	$0.16	$0.10	$0.11
Net realized and unrealized gain (loss)	0.48	(0.34)	0.27	(0.10)	(1.05)	0.18
Total income (loss) from operations	$0.60	$(0.12)	$0.48	$0.06	$(0.95)	$0.29
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.21)	$(0.16)	$(0.09)	$(0.10)
Total distributions	$(0.11)	$(0.22)	$(0.21)	$(0.16)	$(0.09)	$(0.10)
Net asset value — End of period	$9.30	$8.81	$9.15	$8.88	$8.98	$10.02
Total Return(2)	6.86%(3)	(1.35)%	5.51%	0.65%	(9.48)%	3.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,690	$1,746	$1,642	$3,402	$4,221	$5,804
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.50%(5)	1.51%	1.48%	1.46%	1.43%	1.42%
Net expenses	1.50%(5)	1.51%	1.48%	1.46%	1.43%	1.42%
Net investment income	2.58%(5)	2.50%	2.35%	1.79%	1.06%	1.08%
Portfolio Turnover	32%(3)	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.09	$8.41	$8.15	$8.25	$9.21	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.27	$0.23	$0.18	$0.18
Net realized and unrealized gain (loss)	0.45	(0.32)	0.26	(0.11)	(0.97)	0.18
Total income (loss) from operations	$0.60	$(0.04)	$0.53	$0.12	$(0.79)	$0.36
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.14)	$(0.28)	$(0.27)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of period	$8.55	$8.09	$8.41	$8.15	$8.25	$9.21
Total Return(2)	7.49%(3)	(0.50)%	6.67%	1.51%	(8.66)%	4.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,262	$60,405	$52,129	$44,622	$41,874	$47,433
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.56%	0.53%	0.51%	0.48%	0.47%
Net expenses	0.55%(5)	0.56%	0.53%	0.51%	0.48%	0.47%
Net investment income	3.53%(5)	3.45%	3.30%	2.76%	2.02%	1.94%
Portfolio Turnover	32%(3)	71%	42%	53%	48%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.43	$8.72	$8.55	$8.71	$9.76	$9.69
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.30	$0.26	$0.20	$0.19
Net realized and unrealized gain (loss)	0.39	(0.29)	0.16	(0.17)	(1.05)	0.07
Total income (loss) from operations	$0.54	$0.01	$0.46	$0.09	$(0.85)	$0.26
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.25)	$(0.20)	$(0.19)
Total distributions	$(0.15)	$(0.30)	$(0.29)	$(0.25)	$(0.20)	$(0.19)
Net asset value — End of period	$8.82	$8.43	$8.72	$8.55	$8.71	$9.76
Total Return(2)	6.38%(3)	0.09%	5.52%	1.08%	(8.82)%	2.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,484	$44,005	$46,482	$52,300	$44,538	$52,362
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.73%(5)	0.74%	0.71%	0.71%	0.69%	0.66%
Net expenses	0.73%(5)	0.74%	0.71%	0.71%	0.69%	0.66%
Net investment income	3.42%(5)	3.56%	3.45%	2.97%	2.14%	1.97%
Portfolio Turnover	23%(3)	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.31	$9.63	$9.44	$9.62	$10.77	$10.70
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.27	$0.26	$0.21	$0.14	$0.13
Net realized and unrealized gain (loss)	0.42	(0.33)	0.18	(0.18)	(1.15)	0.07
Total income (loss) from operations	$0.55	$(0.06)	$0.44	$0.03	$(1.01)	$0.20
Less Distributions
From net investment income	$(0.12)	$(0.26)	$(0.25)	$(0.21)	$(0.14)	$(0.13)
Total distributions	$(0.12)	$(0.26)	$(0.25)	$(0.21)	$(0.14)	$(0.13)
Net asset value — End of period	$9.74	$9.31	$9.63	$9.44	$9.62	$10.77
Total Return(2)	5.98%(3)	(0.65)%	4.76%	0.29%	(9.42)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,263	$1,346	$2,835	$4,934	$5,364	$7,215
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.48%(5)	1.49%	1.46%	1.46%	1.44%	1.41%
Net expenses	1.48%(5)	1.49%	1.46%	1.46%	1.44%	1.41%
Net investment income	2.67%(5)	2.80%	2.69%	2.21%	1.38%	1.22%
Portfolio Turnover	23%(3)	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.44	$8.73	$8.56	$8.72	$9.77	$9.71
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.31	$0.28	$0.22	$0.21
Net realized and unrealized gain (loss)	0.38	(0.29)	0.17	(0.17)	(1.05)	0.06
Total income (loss) from operations	$0.54	$0.03	$0.48	$0.11	$(0.83)	$0.27
Less Distributions
From net investment income	$(0.15)	$(0.32)	$(0.31)	$(0.27)	$(0.22)	$(0.21)
Total distributions	$(0.15)	$(0.32)	$(0.31)	$(0.27)	$(0.22)	$(0.21)
Net asset value — End of period	$8.83	$8.44	$8.73	$8.56	$8.72	$9.77
Total Return(2)	6.48%(3)	0.30%	5.73%	1.29%	(8.62)%	2.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,802	$40,654	$34,494	$30,219	$23,509	$28,155
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.54%	0.51%	0.51%	0.49%	0.46%
Net expenses	0.53%(5)	0.54%	0.51%	0.51%	0.49%	0.46%
Net investment income	3.62%(5)	3.76%	3.65%	3.17%	2.33%	2.17%
Portfolio Turnover	23%(3)	45%	68%	59%	15%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.13	$8.49	$8.26	$8.39	$9.28	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.27	$0.26	$0.20	$0.14	$0.17
Net realized and unrealized gain (loss)	0.44	(0.36)	0.23	(0.13)	(0.88)	0.09
Total income (loss) from operations	$0.57	$(0.09)	$0.49	$0.07	$(0.74)	$0.26
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.26)	$(0.20)	$(0.15)	$(0.17)
Total distributions	$(0.13)	$(0.27)	$(0.26)	$(0.20)	$(0.15)	$(0.17)
Net asset value — End of period	$8.57	$8.13	$8.49	$8.26	$8.39	$9.28
Total Return(2)	7.10%(3)	(1.07)%	5.98%	0.78%	(8.09)%	2.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,371	$55,319	$52,460	$53,236	$56,810	$66,171
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.70%	0.68%	0.66%	0.65%
Net expenses	0.71%(5)	0.71%	0.70%	0.68%	0.66%	0.65%
Net investment income	3.22%(5)	3.31%	3.09%	2.34%	1.63%	1.79%
Portfolio Turnover	38%(3)	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.74	$9.13	$8.89	$9.03	$9.98	$9.88
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.23	$0.21	$0.14	$0.08	$0.11
Net realized and unrealized gain (loss)	0.47	(0.40)	0.24	(0.14)	(0.95)	0.10
Total income (loss) from operations	$0.58	$(0.17)	$0.45	$0.00(2)	$(0.87)	$0.21
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.21)	$(0.14)	$(0.08)	$(0.11)
Total distributions	$(0.11)	$(0.22)	$(0.21)	$(0.14)	$(0.08)	$(0.11)
Net asset value — End of period	$9.21	$8.74	$9.13	$8.89	$9.03	$9.98
Total Return(3)	6.67%(4)	(1.84)%	5.10%	0.02%	(8.71)%	2.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,188	$3,502	$5,317	$6,418	$7,812	$9,200
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.46%(6)	1.46%	1.45%	1.43%	1.41%	1.40%
Net expenses	1.46%(6)	1.46%	1.45%	1.43%	1.41%	1.40%
Net investment income	2.47%(6)	2.55%	2.34%	1.59%	0.88%	1.05%
Portfolio Turnover	38%(4)	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.15	$8.51	$8.29	$8.42	$9.31	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.29	$0.28	$0.21	$0.16	$0.18
Net realized and unrealized gain (loss)	0.44	(0.36)	0.21	(0.13)	(0.89)	0.11
Total income (loss) from operations	$0.58	$(0.07)	$0.49	$0.08	$(0.73)	$0.29
Less Distributions
From net investment income	$(0.14)	$(0.29)	$(0.27)	$(0.21)	$(0.16)	$(0.19)
Total distributions	$(0.14)	$(0.29)	$(0.27)	$(0.21)	$(0.16)	$(0.19)
Net asset value — End of period	$8.59	$8.15	$8.51	$8.29	$8.42	$9.31
Total Return(2)	7.20%(3)	(0.86)%	6.06%	0.98%	(7.88)%	3.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,236	$171,817	$158,632	$127,108	$110,681	$89,655
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.51%	0.50%	0.48%	0.46%	0.45%
Net expenses	0.51%(5)	0.51%	0.50%	0.48%	0.46%	0.45%
Net investment income	3.42%(5)	3.51%	3.29%	2.56%	1.84%	1.98%
Portfolio Turnover	38%(3)	73%	70%	100%	18%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.74	$8.03	$7.83	$7.99	$8.94	$8.91
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.27	$0.25	$0.16	$0.16
Net realized and unrealized gain (loss)	0.36	(0.29)	0.20	(0.17)	(0.94)	0.04
Total income (loss) from operations	$0.50	$(0.02)	$0.47	$0.08	$(0.78)	$0.20
Less Distributions
From net investment income	$(0.13)	$(0.27)	$(0.27)	$(0.24)	$(0.17)	$(0.17)
Total distributions	$(0.13)	$(0.27)	$(0.27)	$(0.24)	$(0.17)	$(0.17)
Net asset value — End of period	$8.11	$7.74	$8.03	$7.83	$7.99	$8.94
Total Return(2)	6.54%(3)	(0.27)%	6.08%	1.03%	(8.84)%	2.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,198	$75,920	$81,908	$68,300	$79,721	$92,849
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.70%(5)	0.72%	0.71%	0.70%	0.66%	0.65%
Interest and fee expense(6)	—	—	0.00%(7)	0.03%	—	—
Total expenses	0.70%(5)	0.72%	0.71%	0.73%	0.66%	0.65%
Net expenses	0.70%(5)	0.72%	0.71%	0.73%	0.66%	0.65%
Net investment income	3.44%(5)	3.45%	3.41%	3.09%	1.91%	1.83%
Portfolio Turnover	20%(3)	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.47	$8.79	$8.58	$8.75	$9.79	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.23	$0.20	$0.11	$0.11
Net realized and unrealized gain (loss)	0.40	(0.32)	0.21	(0.17)	(1.04)	0.04
Total income (loss) from operations	$0.52	$(0.09)	$0.44	$0.03	$(0.93)	$0.15
Less Distributions
From net investment income	$(0.11)	$(0.23)	$(0.23)	$(0.20)	$(0.11)	$(0.11)
Total distributions	$(0.11)	$(0.23)	$(0.23)	$(0.20)	$(0.11)	$(0.11)
Net asset value — End of period	$8.88	$8.47	$8.79	$8.58	$8.75	$9.79
Total Return(2)	6.21%(3)	(1.05)%	5.18%	0.33%	(9.52)%	1.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,317	$3,342	$3,790	$4,814	$7,009	$9,935
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.45%(5)	1.47%	1.47%	1.45%	1.41%	1.40%
Interest and fee expense(6)	—	—	0.00%(7)	0.03%	—	—
Total expenses	1.45%(5)	1.47%	1.47%	1.48%	1.41%	1.40%
Net expenses	1.45%(5)	1.47%	1.47%	1.48%	1.41%	1.40%
Net investment income	2.69%(5)	2.70%	2.67%	2.33%	1.15%	1.09%
Portfolio Turnover	20%(3)	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.73	$8.02	$7.83	$7.98	$8.94	$8.90
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.29	$0.29	$0.26	$0.18	$0.18
Net realized and unrealized gain (loss)	0.38	(0.30)	0.18	(0.15)	(0.96)	0.05
Total income (loss) from operations	$0.52	$(0.01)	$0.47	$0.11	$(0.78)	$0.23
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.28)	$(0.26)	$(0.18)	$(0.19)
Total distributions	$(0.14)	$(0.28)	$(0.28)	$(0.26)	$(0.18)	$(0.19)
Net asset value — End of period	$8.11	$7.73	$8.02	$7.83	$7.98	$8.94
Total Return(2)	6.79%(3)	(0.08)%	6.16%	1.36%	(8.77)%	2.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,375	$138,947	$108,842	$79,202	$74,789	$77,593
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.50%(5)	0.52%	0.51%	0.50%	0.47%	0.45%
Interest and fee expense(6)	—	—	0.00%(7)	0.03%	—	—
Total expenses	0.50%(5)	0.52%	0.51%	0.53%	0.47%	0.45%
Net expenses	0.50%(5)	0.52%	0.51%	0.53%	0.47%	0.45%
Net investment income	3.64%(5)	3.66%	3.61%	3.29%	2.11%	2.02%
Portfolio Turnover	20%(3)	53%	47%	86%	42%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.28	$8.71	$8.54	$8.62	$9.51	$9.44
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.29	$0.21	$0.17	$0.17
Net realized and unrealized gain (loss)	0.45	(0.43)	0.17	(0.09)	(0.90)	0.07
Total income (loss) from operations	$0.60	$(0.13)	$0.46	$0.12	$(0.73)	$0.24
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.20)	$(0.16)	$(0.17)
Total distributions	$(0.15)	$(0.30)	$(0.29)	$(0.20)	$(0.16)	$(0.17)
Net asset value — End of period	$8.73	$8.28	$8.71	$8.54	$8.62	$9.51
Total Return(2)	7.43%(3)	(1.65)%	5.50%	1.44%	(7.69)%	2.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,760	$74,202	$71,177	$70,953	$77,965	$90,752
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.71%(5)	0.71%	0.69%	0.66%	0.65%	0.64%
Interest and fee expense(6)	0.02%(5)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	0.73%(5)	0.74%	0.71%	0.73%	0.67%	0.65%
Net expenses	0.73%(5)	0.74%	0.71%	0.73%	0.67%	0.65%
Net investment income	3.57%(5)	3.54%	3.40%	2.38%	1.81%	1.81%
Portfolio Turnover	33%(3)	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.78	$9.24	$9.06	$9.14	$10.09	$10.01
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.24	$0.15	$0.10	$0.11
Net realized and unrealized gain (loss)	0.48	(0.46)	0.18	(0.08)	(0.95)	0.08
Total income (loss) from operations	$0.61	$(0.21)	$0.42	$0.07	$(0.85)	$0.19
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.24)	$(0.15)	$(0.10)	$(0.11)
Total distributions	$(0.13)	$(0.25)	$(0.24)	$(0.15)	$(0.10)	$(0.11)
Net asset value — End of period	$9.26	$8.78	$9.24	$9.06	$9.14	$10.09
Total Return(2)	6.94%(3)	(2.31)%	4.71%	0.74%	(8.44)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,897	$3,337	$4,976	$4,954	$7,333	$11,030
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.46%(5)	1.46%	1.44%	1.41%	1.40%	1.39%
Interest and fee expense(6)	0.02%(5)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	1.48%(5)	1.49%	1.46%	1.48%	1.42%	1.40%
Net expenses	1.48%(5)	1.49%	1.46%	1.48%	1.42%	1.40%
Net investment income	2.82%(5)	2.79%	2.65%	1.62%	1.05%	1.09%
Portfolio Turnover	33%(3)	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.28	$8.71	$8.54	$8.62	$9.52	$9.45
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.31	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss)	0.46	(0.43)	0.17	(0.08)	(0.90)	0.07
Total income (loss) from operations	$0.62	$(0.11)	$0.48	$0.14	$(0.72)	$0.26
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.31)	$(0.22)	$(0.18)	$(0.19)
Total distributions	$(0.16)	$(0.32)	$(0.31)	$(0.22)	$(0.18)	$(0.19)
Net asset value — End of period	$8.74	$8.28	$8.71	$8.54	$8.62	$9.52
Total Return(2)	7.53%(3)	(1.33)%	5.72%	1.64%	(7.60)%	2.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,424	$114,195	$105,813	$96,738	$68,602	$70,780
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.51%(5)	0.51%	0.49%	0.46%	0.45%	0.44%
Interest and fee expense(6)	0.02%(5)	0.03%	0.02%	0.07%	0.02%	0.01%
Total expenses	0.53%(5)	0.54%	0.51%	0.53%	0.47%	0.45%
Net expenses	0.53%(5)	0.54%	0.51%	0.53%	0.47%	0.45%
Net investment income	3.77%(5)	3.74%	3.60%	2.61%	2.01%	2.01%
Portfolio Turnover	33%(3)	66%	99%	72%	12%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.96	$7.22	$7.04	$7.19	$8.10	$8.06
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.24	$0.21	$0.17	$0.18
Net realized and unrealized gain (loss)	0.39	(0.26)	0.18	(0.17)	(0.92)	0.03
Total income (loss) from operations	$0.51	$(0.02)	$0.42	$0.04	$(0.75)	$0.21
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.24)	$(0.19)	$(0.16)	$(0.17)
Total distributions	$(0.12)	$(0.24)	$(0.24)	$(0.19)	$(0.16)	$(0.17)
Net asset value — End of period	$7.35	$6.96	$7.22	$7.04	$7.19	$8.10
Total Return(2)	7.32%(3)	(0.24)%	6.12%	0.62%	(9.30)%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,739	$29,707	$32,662	$33,859	$38,319	$46,788
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75%(5)	0.76%	0.74%	0.70%	0.69%	0.67%
Interest and fee expense(6)	—	—	—	0.05%	0.02%	0.01%
Total expenses	0.75%(5)	0.76%	0.74%	0.75%	0.71%	0.68%
Net expenses	0.75%(5)	0.76%	0.74%	0.75%	0.71%	0.68%
Net investment income	3.36%(5)	3.43%	3.43%	2.87%	2.19%	2.18%
Portfolio Turnover	42%(3)	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.71	$8.00	$7.80	$7.97	$8.98	$8.92
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.21	$0.21	$0.17	$0.12	$0.13
Net realized and unrealized gain (loss)	0.43	(0.29)	0.20	(0.18)	(1.01)	0.05
Total income (loss) from operations	$0.53	$(0.08)	$0.41	$(0.01)	$(0.89)	$0.18
Less Distributions
From net investment income	$(0.10)	$(0.21)	$(0.21)	$(0.16)	$(0.12)	$(0.12)
Total distributions	$(0.10)	$(0.21)	$(0.21)	$(0.16)	$(0.12)	$(0.12)
Net asset value — End of period	$8.14	$7.71	$8.00	$7.80	$7.97	$8.98
Total Return(2)	6.89%(3)	(1.01)%	5.33%	(0.18)%	(9.99)%	2.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,173	$1,118	$1,762	$1,584	$2,895	$4,551
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50%(5)	1.51%	1.49%	1.46%	1.44%	1.42%
Interest and fee expense(6)	—	—	—	0.05%	0.02%	0.01%
Total expenses	1.50%(5)	1.51%	1.49%	1.51%	1.46%	1.43%
Net expenses	1.50%(5)	1.51%	1.49%	1.51%	1.46%	1.43%
Net investment income	2.61%(5)	2.67%	2.68%	2.10%	1.44%	1.42%
Portfolio Turnover	42%(3)	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.97	$7.24	$7.05	$7.21	$8.12	$8.07
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.26	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss)	0.38	(0.27)	0.19	(0.17)	(0.91)	0.05
Total income (loss) from operations	$0.51	$(0.01)	$0.45	$0.05	$(0.73)	$0.24
Less Distributions
From net investment income	$(0.12)	$(0.26)	$(0.26)	$(0.21)	$(0.18)	$(0.19)
Total distributions	$(0.12)	$(0.26)	$(0.26)	$(0.21)	$(0.18)	$(0.19)
Net asset value — End of period	$7.36	$6.97	$7.24	$7.05	$7.21	$8.12
Total Return(2)	7.41%(3)	(0.18)%	6.47%	0.69%	(9.09)%	3.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,053	$29,728	$26,538	$22,612	$19,671	$23,589
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.55%(5)	0.56%	0.54%	0.50%	0.49%	0.47%
Interest and fee expense(6)	—	—	—	0.05%	0.02%	0.01%
Total expenses	0.55%(5)	0.56%	0.54%	0.55%	0.51%	0.48%
Net expenses	0.55%(5)	0.56%	0.54%	0.55%	0.51%	0.48%
Net investment income	3.56%(5)	3.65%	3.63%	3.08%	2.39%	2.36%
Portfolio Turnover	42%(3)	75%	78%	72%	19%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of February 28, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2026. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2026, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
South Carolina Fund
Floating Rate Notes Outstanding	$1,599,989
Interest Rate or Range of Interest Rates (%)	1.91
Collateral for Floating Rate Notes Outstanding	$2,131,040
For the six months ended February 28, 2026, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
South Carolina Fund
Average Floating Rate Notes Outstanding	$1,600,000
Average Interest Rate	3.13%

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2026.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to February 28, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,433,262	$2,213,536	$1,331,002	$5,245,886
Long-term	$5,432,850	$4,570,274	$3,552,715	$8,555,635

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$9,150,448	$6,679,783	$3,371,346
Long-term	$13,437,824	$6,503,311	$4,787,730
The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2026, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$132,495,867	$88,758,560	$100,039,002	$263,304,297
Gross unrealized appreciation	$4,033,838	$2,297,894	$2,558,945	$5,838,202
Gross unrealized depreciation	(690,671)	(1,141,959)	(404,616)	(599,321)
Net unrealized appreciation	$3,343,167	$1,155,935	$2,154,329	$5,238,881

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$252,421,961	$249,355,939	$76,058,095
Gross unrealized appreciation	$8,276,275	$5,395,070	$2,168,909
Gross unrealized depreciation	(1,953,452)	(1,861,192)	(636,337)
Net unrealized appreciation	$6,322,823	$3,533,878	$1,532,572
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended February 28, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$227,931	$145,801	$149,827	$468,835
Effective Annual Rate	0.36%	0.33%	0.33%	0.38%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$450,776	$388,798	$102,302
Effective Annual Rate	0.39%	0.38%	0.30%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended February 28, 2026 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$1,973	$3,380	$2,799	$6,724
EVD's Class A Sales Charges	$2,391	$1,137	$792	$2,866
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$4,942	$ —	$4,441	$298

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$2,716	$1,873	$3,561
EVD's Class A Sales Charges	$7,814	$7,206	$3,601
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$1,900	$3,933	$275
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2026 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$31,978	$25,723	$45,691	$55,705

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$77,831	$74,624	$33,876
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$8,982	$6,643	$4,950	$12,507

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$12,407	$13,901	$4,151
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2026 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$2,395	$1,771	$1,320	$3,335

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$3,309	$3,707	$1,107
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$ —	$ —
Class C	$ —	$ —	$ —	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$ —	$ —	$ —
Class C	$ —	$ —	$ —(1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended February 28, 2026 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$27,446,774	$28,757,856	$30,462,810	$119,609,618
Sales	$18,609,614	$30,784,847	$21,361,503	$93,792,576

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$77,548,597	$81,119,535	$40,056,754
Sales	$46,268,231	$66,276,703	$28,326,253

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	111,460	$ 905,965	704,166	$ 5,566,492
Issued to shareholders electing to receive payments of distributions in Fund shares	62,084	504,721	118,493	945,341
Redemptions	(486,587)	(3,948,968)	(532,339)	(4,242,403)
Net increase (decrease)	(313,043)	$(2,538,282)	290,320	$ 2,269,430
Class C
Sales	55,612	$ 484,776	42,222	$ 363,973
Issued to shareholders electing to receive payments of distributions in Fund shares	3,296	28,678	6,589	56,291
Redemptions	(23,589)	(205,445)	(108,520)	(930,970)
Net increase (decrease)	35,319	$ 308,009	(59,709)	$ (510,706)
Class I
Sales	2,319,909	$18,899,718	2,989,606	$23,917,431
Issued to shareholders electing to receive payments of distributions in Fund shares	164,213	1,338,803	301,646	2,412,989
Redemptions	(1,010,885)	(8,209,382)	(2,992,336)	(23,866,270)
Net increase	1,473,237	$12,029,139	298,916	$ 2,464,150
Maryland Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	114,481	$ 964,727	262,932	$ 2,172,223
Issued to shareholders electing to receive payments of distributions in Fund shares	41,228	346,433	90,260	742,853
Redemptions	(474,370)	(3,996,720)	(809,783)	(6,653,691)
Net decrease	(318,661)	$(2,685,560)	(456,591)	$(3,738,615)

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Maryland Fund (continued)
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	17,528	$ 156,564	45,362	$ 410,035
Issued to shareholders electing to receive payments of distributions in Fund shares	1,936	17,731	3,993	35,789
Redemptions	(35,899)	(328,258)	(30,670)	(275,376)
Net increase (decrease)	(16,435)	$ (153,963)	18,685	$ 170,448
Class I
Sales	872,240	$7,323,175	2,581,229	$21,381,585
Issued to shareholders electing to receive payments of distributions in Fund shares	102,213	861,033	198,535	1,635,522
Redemptions	(917,340)	(7,655,094)	(1,518,692)	(12,467,651)
Net increase	57,113	$ 529,114	1,261,072	$10,549,456
Missouri Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	391,830	$3,408,753	768,289	$ 6,564,575
Issued to shareholders electing to receive payments of distributions in Fund shares	79,284	690,477	165,085	1,411,929
Redemptions	(309,296)	(2,691,176)	(1,041,571)	(8,912,511)
Net increase (decrease)	161,818	$1,408,054	(108,197)	$ (936,007)
Class C
Sales	345	$ 3,302	1,118	$ 10,591
Issued to shareholders electing to receive payments of distributions in Fund shares	1,455	13,985	4,834	45,750
Redemptions	(16,750)	(160,746)	(155,726)	(1,469,155)
Net decrease	(14,950)	$ (143,459)	(149,774)	$(1,412,814)
Class I
Sales	1,042,355	$9,072,706	1,914,829	$16,357,490
Issued to shareholders electing to receive payments of distributions in Fund shares	78,512	684,762	130,540	1,116,714
Redemptions	(526,322)	(4,575,407)	(1,177,977)	(10,096,909)
Net increase	594,545	$5,182,061	867,392	$ 7,377,295

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	327,391	$ 2,762,696	1,748,056	$14,570,256
Issued to shareholders electing to receive payments of distributions in Fund shares	92,703	783,453	190,402	1,578,773
Redemptions	(645,334)	(5,443,305)	(1,311,388)	(10,872,543)
Net increase (decrease)	(225,240)	$(1,897,156)	627,070	$ 5,276,486
Class C
Sales	16,433	$ 148,988	33,545	$ 303,661
Issued to shareholders electing to receive payments of distributions in Fund shares	4,533	41,192	12,071	107,836
Redemptions	(75,508)	(683,238)	(227,298)	(2,035,886)
Net decrease	(54,542)	$ (493,058)	(181,682)	$(1,624,389)
Class I
Sales	4,109,195	$34,736,240	11,299,185	$93,464,066
Issued to shareholders electing to receive payments of distributions in Fund shares	232,893	1,973,960	402,510	3,344,258
Redemptions	(1,995,470)	(16,860,970)	(9,255,041)	(76,383,595)
Net increase	2,346,618	$19,849,230	2,446,654	$20,424,729
Oregon Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,284,056	$10,265,572	1,881,139	$14,930,180
Issued to shareholders electing to receive payments of distributions in Fund shares	160,061	1,281,477	337,883	2,660,482
Redemptions	(1,000,086)	(7,980,252)	(2,606,988)	(20,510,509)
Net increase (decrease)	444,031	$ 3,566,797	(387,966)	$(2,919,847)
Class C
Sales	11,042	$ 96,277	40,169	$ 349,411
Issued to shareholders electing to receive payments of distributions in Fund shares	4,948	43,359	10,928	94,189
Redemptions	(36,980)	(322,791)	(87,749)	(757,118)
Net decrease	(20,990)	$ (183,155)	(36,652)	$ (313,518)

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Oregon Fund (continued)
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	5,251,557	$41,943,184	8,893,803	$69,886,373
Issued to shareholders electing to receive payments of distributions in Fund shares	328,873	2,631,046	563,507	4,425,569
Redemptions	(2,039,017)	(16,246,211)	(5,049,937)	(39,462,949)
Net increase	3,541,413	$28,328,019	4,407,373	$34,848,993
South Carolina Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,179,796	$10,134,615	1,897,248	$16,180,520
Issued to shareholders electing to receive payments of distributions in Fund shares	129,063	1,110,728	266,122	2,260,244
Redemptions	(1,255,152)	(10,742,771)	(1,372,791)	(11,619,405)
Net increase	53,707	$ 502,572	790,579	$ 6,821,359
Class C
Sales	95,413	$ 871,051	73,638	$ 662,782
Issued to shareholders electing to receive payments of distributions in Fund shares	4,011	36,623	8,978	81,126
Redemptions	(58,826)	(534,612)	(241,315)	(2,166,509)
Net increase (decrease)	40,598	$ 373,062	(158,699)	$(1,422,601)
Class I
Sales	5,753,840	$49,691,807	6,231,939	$52,722,328
Issued to shareholders electing to receive payments of distributions in Fund shares	192,917	1,662,039	323,340	2,749,280
Redemptions	(1,720,908)	(14,764,129)	(4,911,422)	(41,701,765)
Net increase	4,225,849	$36,589,717	1,643,857	$13,769,843

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Virginia Fund
	Six Months Ended February 28, 2026 (Unaudited)			Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	856,375	$6,140,881	420,405	$ 3,000,487
Issued to shareholders electing to receive payments of distributions in Fund shares	66,837	483,745	133,828	946,877
Redemptions	(328,568)	(2,369,090)	(805,027)	(5,720,855)
Net increase (decrease)	594,644	$4,255,536	(250,794)	$(1,773,491)
Class C
Sales	23,666	$ 188,970	13,210	$ 103,264
Issued to shareholders electing to receive payments of distributions in Fund shares	1,667	13,372	4,900	38,460
Redemptions	(26,311)	(210,528)	(93,210)	(725,213)
Net decrease	(978)	$ (8,186)	(75,100)	$ (583,489)
Class I
Sales	1,037,191	$7,493,523	1,907,018	$13,491,028
Issued to shareholders electing to receive payments of distributions in Fund shares	60,008	435,384	114,025	807,531
Redemptions	(328,046)	(2,358,131)	(1,421,904)	(10,016,579)
Net increase	769,153	$5,570,776	599,139	$ 4,281,980
8  Line of Credit
The Funds participate with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

At February 28, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,075,344	$ —	$ 1,075,344
Tax-Exempt Municipal Obligations	—	129,196,574	—	129,196,574
Taxable Municipal Obligations	—	3,764,297	—	3,764,297
Short-Term Investments:
Money Market Fund	803,123	—	—	803,123
U.S. Treasury Obligations	—	999,696	—	999,696
Total Investments	$803,123	$135,035,911	$—	$135,839,034
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 85,221,585	$ —	$ 85,221,585
Taxable Municipal Obligations	—	4,321,656	—	4,321,656
Short-Term Investments	371,254	—	—	371,254
Total Investments	$ 371,254	$ 89,543,241	$ —	$ 89,914,495
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,018,616	$ —	$ 1,018,616
Tax-Exempt Municipal Obligations	—	96,006,933	—	96,006,933
Taxable Municipal Obligations	—	2,873,126	—	2,873,126
Short-Term Investments	2,294,656	—	—	2,294,656
Total Investments	$ 2,294,656	$ 99,898,675	$ —	$102,193,331
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 996,112	$ —	$ 996,112
Tax-Exempt Municipal Obligations	—	257,231,221	—	257,231,221
Taxable Municipal Obligations	—	4,793,485	—	4,793,485
Short-Term Investments	5,522,360	—	—	5,522,360
Total Investments	$ 5,522,360	$263,020,818	$ —	$268,543,178

Eaton Vance
Municipal Income Funds
February 28, 2026
Notes to Financial Statements (Unaudited) — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$248,502,276	$ —	$248,502,276
Taxable Municipal Obligations	—	9,189,437	—	9,189,437
Short-Term Investments	1,053,071	—	—	1,053,071
Total Investments	$ 1,053,071	$257,691,713	$ —	$258,744,784
South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$219,955,263	$ —	$219,955,263
Taxable Municipal Obligations	—	768,225	—	768,225
Short-Term Investments	33,766,318	—	—	33,766,318
Total Investments	$33,766,318	$220,723,488	$ —	$254,489,806
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 73,961,371	$ —	$ 73,961,371
Taxable Municipal Obligations	—	1,227,221	—	1,227,221
Short-Term Investments:
Money Market Fund	902,327	—	—	902,327
U.S. Treasury Obligations	—	1,499,748	—	1,499,748
Total Investments	$902,327	$76,688,340	$—	$77,590,667

This Page Intentionally Left Blank

MUNI7-NCSR    2.28.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 21, 2026